Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 15, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	CHEMED CORP
Entity Central Index Key	0000019584
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		19,148,645
Entity Public Float			$ 1,360,861,743
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes

Consolidated Statement Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Continuing Operations
Service revenues and sales	$ 1,355,970	$ 1,280,545	$ 1,190,236
Cost of services provided and goods sold (excluding depreciation)	970,484	906,016	834,574
Selling, general and administrative expenses	202,260	201,964	197,426
Depreciation	25,247	24,386	21,535
Amortization	4,252	4,657	6,367
Other operating expenses (Note 7)			3,989
Total costs and expenses	1,202,243	1,137,023	1,063,891
Income from operations	153,727	143,522	126,345
Interest expense	(13,888)	(11,959)	(11,599)
Other income--net (Note 11)	717	2,268	5,874
Income before income taxes	140,556	133,831	120,620
Income taxes (Note 12)	(54,577)	(52,000)	(46,583)
Income from continuing operations	85,979	81,831	74,037
Discontinued Operations, Net of Income Taxes (note 9)			(253)
Net income	$ 85,979	$ 81,831	$ 73,784
Earnings Per Share (Note 16)
Income from continuing operations	$ 4.19	$ 3.62	$ 3.3
Net Income	$ 4.19	$ 3.62	$ 3.29
Average number of shares outstanding	20,523	22,587	22,451
Diluted Earnings Per Share (Note 16)
Income from continuing operations	$ 4.1	$ 3.55	$ 3.26
Net Income	$ 4.1	$ 3.55	$ 3.24
Average number of shares outstanding	20,945	23,031	22,742

Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents (Note 10)	$ 38,081	$ 49,917
Accounts receivable less allowances of $11,524 (2010 - $13,332)	77,924	112,999
Inventories	8,668	7,728
Current deferred income taxes (Note 12)	12,540	15,098
Prepaid income taxes	2,131	770
Prepaid expenses	11,409	10,285
Total current assets	150,753	196,797
Investments of deferred compensation plans held in trust (Notes 15 and 17)	31,629	28,304
Properties and equipment, at cost, less accumulated depreciation (Note 13)	82,951	79,292
Identifiable intangible assets less accumulated amortization of $28,904 (2010 - $27,438) (Note 6)	58,262	57,858
Goodwill	460,633	458,343
Other assets	11,677	9,567
Total Assets	795,905	830,161
Liabilities
Accounts payable	48,225	55,829
Income taxes (Note 12)	90	1,161
Accrued insurance	37,147	36,492
Accrued compensation	41,087	39,719
Other current liabilities	18,851	16,141
Total current liabilities	145,400	149,342
Deferred income taxes (Note 12)	29,463	25,085
Long-term debt (Note 3)	166,784	159,208
Deferred compensation liabilities (Note 15)	30,693	27,851
Other liabilities	9,881	6,626
Total Liabilities	382,221	368,112
Commitments and contingencies (Notes 14 and 19)
Stockholders' Equity
Capital stock - authorized 80,000,000 shares $1 par; issued 30,936,925 shares (2010 - 30,381,863 shares)	30,937	30,382
Paid-in capital	398,094	365,007
Retained earnings	546,757	473,316
Treasury stock - 11,880,051 shares (2010 - 9,103,185 shares), at cost	(564,091)	(408,615)
Deferred compensation payable in Company stock (Note 15)	1,987	1,959
Total Stockholders' Equity	413,684	462,049
Total liabilities and stockholders' equity	$ 795,905	$ 830,161

Consolidated Balance Sheet (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheet [Abstract]
Accounts receivable, allowances	$ 11,524	$ 13,332
Identifiable intangible assets, accumulated amortization	$ 28,904	$ 27,438
Capital stock - authorized	80,000,000	80,000,000
Capital stock - par value	$ 1	$ 1
Capital stock - issued	30,936,925	30,381,863
Treasury stock	11,880,051	9,103,185

Consolidated Statement Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net income	$ 85,979	$ 81,831	$ 73,784
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	29,499	29,043	27,902
Provision for uncollectible accounts receivable	8,563	9,078	10,833
Stock option expense	8,376	7,762	8,639
Amortization of discount on convertible notes	7,576	7,081	6,617
Provision for deferred income taxes (Note 12)	7,242	(2,409)	4,979
Noncash portion of long-term incentive compensation	2,595	4,161	4,385
Amortization of debt issuance costs	1,137	654	632
Discontinued operations (Note 9)			253
Changes in operating assets and liabilities, excluding amounts acquired in business combinations:
Decrease/(increase) in accounts receivable	26,896	(68,656)	33,754
Decrease/(increase) in inventories	(940)	(151)	29
Decrease/(increase) in prepaid expenses	(1,124)	332	(455)
Increase/(decrease) in accounts payable and other current liabilities	(1,397)	13,810	(8,109)
Increase in income taxes	2,708	4,825	623
Increase in other assets	(4,009)	(4,398)	(1,678)
Increase in other liabilities	4,548	5,999	272
Excess tax benefit on share-based compensation	(3,854)	(3,357)	(1,955)
Other sources	548	407	327
Net cash provided by operating activities	174,343	86,012	160,832
Cash Flows from Investing Activities
Capital expenditures	(29,592)	(25,639)	(21,496)
Business combinations, net of cash acquired (Note 8)	(3,664)	(9,469)	(1,919)
Other uses	(858)	(592)	573
Net cash used by investing activities	(34,114)	(35,700)	(22,842)
Cash Flows from Financing Activities
Purchases of treasury stock (Note 21)	(147,886)	(109,330)	(4,225)
Dividends paid	(12,538)	(11,881)	(8,157)
Proceeds from exercise of stock options (Note 4)	8,036	5,327	545
Excess tax benefit on share-based compensation	3,854	3,357	1,955
Debt issuance costs	(2,657)
Increase/(decrease) in cash overdraft payable	(826)	(581)	2,891
Repayment of long-term debt (Note 3)			(14,669)
Net change in revolving line of credit			(8,200)
Other sources/(uses)	(48)	297	658
Net cash used by financing activities	(152,065)	(112,811)	(29,202)
Increase/(decrease) in cash and cash equivalents	(11,836)	(62,499)	108,788
Cash and cash equivalents at beginning of year	49,917	112,416	3,628
Cash and cash equivalents at end of year	$ 38,081	$ 49,917	$ 112,416

Consolidated Statement Of Changes In Stockholders' Equity (USD $) In Thousands	Capital Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock-At Cost [Member]	Deferred Compensation Payable In Company Stock [Member]	Total
Balance at Dec. 31, 2008	$ 29,515	$ 313,516	$ 337,739	$ (285,977)	$ 2,038	$ 396,831
Net income			73,784			73,784
Dividends paid			(8,157)			(8,157)
Stock awards and exercise of stock options (Note 4)	376	21,741		(7,305)		14,812
Purchases of treasury stock (Note 21)				(742)		(742)
Other		633		83	(82)	634
Balance at Dec. 31, 2009	29,891	335,890	403,366	(293,941)	1,956	477,162
Net income			81,831			81,831
Dividends paid			(11,881)			(11,881)
Stock awards and exercise of stock options (Note 4)	491	28,541		(10,615)		18,417
Purchases of treasury stock (Note 21)				(104,139)		(104,139)
Other		576		80	3	659
Balance at Dec. 31, 2010	30,382	365,007	473,316	(408,615)	1,959	462,049
Net income			85,979			85,979
Dividends paid			(12,538)			(12,538)
Stock awards and exercise of stock options (Note 4)	555	33,218		(11,576)		22,197
Purchases of treasury stock (Note 21)				(143,970)		(143,970)
Other		(131)		70	28	(33)
Balance at Dec. 31, 2011	$ 30,937	$ 398,094	$ 546,757	$ (564,091)	$ 1,987	$ 413,684

Consolidated Statement Of Changes In Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement Of Changes In Stockholders' Equity [Abstract]
Dividends paid per share	$ 0.6	$ 0.52	$ 0.36

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
1.
Summary of Significant Accounting Policies
NATURE OF OPERATIONS
We operate through our two wholly-owned subsidiaries: VITAS Healthcare Corporation ("VITAS") and Roto-Rooter Group, Inc. ("Roto-Rooter"). VITAS focuses on hospice care that helps make terminally ill patients' final days as comfortable as possible. Through its team of doctors, nurses, home health aides, social workers, clergy and volunteers, VITAS provides direct medical services to patients, as well as spiritual and emotional counseling to both patients and their families. Roto-Rooter provides plumbing and drain cleaning services to both residential and commercial customers. Through its network of company-owned branches, independent contractors and franchisees, Roto-Rooter offers plumbing and drain cleaning service to over 90% of the U.S. population.

PRINCIPLES OF CONSOLIDATION
The consolidated financial statements include the accounts of Chemed Corporation and its wholly owned subsidiaries.  All significant intercompany transactions have been eliminated.

We have analyzed the provisions of the Financial Accounting Standards Board ("FASB") authoritative guidance on the consolidation of variable interest entities relative to our contractual relationships with Roto-Rooter's independent contractors and franchisees.  The guidance requires the primary beneficiary of a Variable Interest Entity ("VIE") to consolidate the accounts of the VIE.  Based upon the guidance provided by the FASB, we have concluded that neither the independent contractors nor the franchisees are VIEs.

CASH EQUIVALENTS
Cash equivalents comprise short-term, highly liquid investments, including money market funds that have original maturities of three months or less.

ACCOUNTS AND LOANS RECEIVABLE
Accounts and loans receivable are recorded at the principal balance outstanding less estimated allowances for uncollectible accounts.  For the Roto-Rooter segment, allowances for trade accounts receivable are generally provided for accounts more than 90 days past due, although collection efforts continue beyond that time.  Due to the small number of loans receivable outstanding, allowances for loan losses are determined on a case-by-case basis.  For the VITAS segment, allowances for accounts receivable are provided on accounts based on expected collection rates by payer types. The expected collection rate is based on both historical averages and known current trends.  Final write-off of overdue accounts or loans receivable is made when all reasonable collection efforts have been made and payment is not forthcoming.  We closely monitor our receivables and periodically review procedures for granting credit to attempt to hold losses to a minimum.

As of December 31, 2011, VITAS has approximately $720,000 in unbilled revenue included in accounts receivable (December 31, 2010 - $2.8 million).  The unbilled revenue at VITAS relates to hospice programs currently undergoing focused medical reviews ("FMR").  During FMR, surveyors working on behalf of the U.S. Federal government review certain patient files for compliance with Medicare regulations.  During the time the patient file is under review, we are unable to bill for care provided to those patients.  We make appropriate provisions to reduce our accounts receivable balance for any governmental or other payer reviews resulting in denials of patient service revenue.  We believe our hospice programs comply with all payer requirements at the time of billing.  However, we cannot predict whether future billing reviews or similar audits by payers will result in material denials or reductions in revenue.

CONCENTRATION OF RISK
As of December 31, 2011 and 2010, approximately 51% and 72%, respectively, of VITAS' total accounts receivable balance were due from Medicare and 34% and 20%, respectively, of VITAS' total accounts receivable balance were due from various state Medicaid programs.  Combined accounts receivable from Medicare and Medicaid represent 76% of the net accounts receivable in the accompanying consolidated balance sheet as of December 31, 2011.

As further described in Note 20, we have agreements with one vendor to provide specified pharmacy services for VITAS and its hospice patients.  In 2011 and 2010, respectively, purchases made from this vendor represent over 90% of all pharmacy services used by VITAS.

INVENTORIES
Substantially all of the inventories are either general merchandise or finished goods.  Inventories are stated at the lower of cost or market.  For determining the value of inventories, cost methods that reasonably approximate the first-in, first-out ("FIFO") method are used.

DEPRECIATION AND PROPERTIES AND EQUIPMENT
Depreciation of properties and equipment is computed using the straight-line method over the estimated useful lives of the assets.  Leasehold improvements are amortized over the lesser of the remaining lease terms (excluding option terms) or their useful lives.  Expenditures for maintenance, repairs, renewals and betterments that do not materially prolong the useful lives of the assets are expensed as incurred. The cost of property retired or sold and the related accumulated depreciation are removed from the accounts, and the resulting gain or loss is reflected currently in income.

Expenditures for major software purchases and software developed for internal use are capitalized and depreciated using the straight-line method over the estimated useful lives of the assets.  For software developed for internal use, external direct costs for materials and services and certain internal payroll and related fringe benefit costs are capitalized in accordance with the FASB's authoritative guidance on accounting for the costs of computer software developed or obtained for internal use.

The weighted average lives of our property and equipment at December 31, 2011, were:

Buildings and building improvements	10.1	yrs.
Transportation equipment	14.4
Machinery and equipment	5.6
Computer software	5.0
Furniture and fixtures	4.7

GOODWILL AND INTANGIBLE ASSETS
Identifiable, definite-lived intangible assets arise from purchase business combinations and are amortized using either an accelerated method or the straight-line method over the estimated useful lives of the assets.  The selection of an amortization method is based on which method best reflects the economic pattern of usage of the asset.  The weighted average lives of our identifiable, definite-lived intangible assets at December 31, 2011, were:

Covenants not to compete	6.4	yrs.
Reacquired franchise rights	6.7
Referral networks	10.0
Customer lists	13.3

The date of our annual goodwill and indefinite-lived intangible asset impairment analysis is October 1.  The VITAS trade name is considered to have an indefinite life.  We also capitalize the direct costs of obtaining licenses to operate either hospice programs or plumbing operations subject to a minimum capitalization threshold.  These costs are amortized over the life of the license using the straight line method.  Certificates of Need (CON), which are required in certain states for hospice operations, are generally granted without expiration and thus, we believe them to be indefinite-lived assets subject to impairment testing.

For valuing the VITAS tradename, we perform a discounted cash flow analysis on the expected theoretical royalty cash stream from the VITAS tradename.  For valuing capitalized CON costs, we perform a discounted cash flow analysis on the expected income from the operating unit projecting income on a "with and without" basis.  This method compares the expected income stream from the operating unit with a theoretical income stream assuming that the applicable state did not have a CON requirement.  The difference in the discounted income streams is attributed as being the fair value of the CON.   Based on these calculations, neither the VITAS tradename nor the capitalized CON costs are impaired.

We consider that Roto-Rooter Corp. (RRC), Roto-Rooter Services Co. (RRSC) and VITAS are appropriate reporting units for testing goodwill impairment.  We consider RRC and RRSC separate reporting units but one operating segment.  This is appropriate as they each have their own set of general ledger accounts that can be analyzed at "one level below an operating segment" per the definition of a reporting unit in FASB guidance.

In September 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-08 – Goodwill Impairment Testing which provides additional guidance related to the impairment testing of goodwill.  ASU No. 2011-08 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test.  An entity will no longer be required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.  The revised guidance is effective for fiscal years beginning after December 15, 2011 but early adoption is permitted.  We adopted the new guidelines for our impairment test conducted as of October 1, 2011.  Based on our review of qualitative factors, such as financial performance of the reporting units and the macro-economic environment, we determined it was more likely than not that the fair value of each of our reporting units exceeded their respective recorded values. Accordingly, we concluded that the two-step quantitative goodwill impairment test is not necessary.

LONG-LIVED ASSETS
If we believe a triggering event may have occurred that indicates a possible impairment of our long-lived assets, we perform an estimate and valuation of the future benefits of our long-lived assets (other than goodwill, the VITAS trade name and capitalized CON costs) based on key financial indicators. If the projected undiscounted cash flows of a major business unit indicate that property and equipment or identifiable, definite-lived intangible assets have been impaired, a write-down to fair value is made.

OTHER ASSETS
Debt issuance costs are included in other assets.  Issuance costs related to revolving credit agreements are amortized using the straight line method, over the life of the agreement.  All are other issuance costs are amortized using the effective interest method over the life of the debt

REVENUE RECOGNITION
Both the VITAS segment and Roto-Rooter segment recognize service revenues and sales when the earnings process has been completed.  Generally, this occurs when services are provided or products are delivered.  Sales of Roto-Rooter products, including drain cleaning machines and drain cleaning solution, comprise less than 3% of our total service revenues and sales for each of the three years in the period ended December 31, 2011

CHARITY CARE
VITAS provides charity care, in certain circumstances, to patients without charge when management of the hospice program determines that the patient does not have the financial wherewithal to make payment.  There is no revenue or associated accounts receivable in the accompanying consolidated financial statements related to charity care.

The cost of providing charity care during the years ended December 31, 2011, 2010 and 2009 was $7.3 million, $7.2 million and $6.3 million, respectively.  The cost of charity care is calculated by taking the ratio of charity care days to total days of care and multiplying by total cost of care

SALES TAX
The Roto-Rooter segment collects sales tax from customers when required by state and federal laws.  We record the amount of sales tax collected net in the accompanying consolidated statement of income.

GUARANTEES
In the normal course of business, Roto-Rooter enters into various guarantees and indemnifications in our relationships with customers and others.  These arrangements include guarantees of services for periods ranging from one day to one year and product satisfaction guarantees.  Mainly due to our technicians being commission-based, guarantees and indemnifications do not materially impact our financial condition, results of operations or cash flows.  Therefore, no liability for guarantees has been recorded as of December 31, 2011 or 2010.

OPERATING EXPENSES
Cost of services provided and goods sold (excluding depreciation) includes salaries, wages and benefits of service providers and field personnel, material costs, medical supplies and equipment, pharmaceuticals, insurance costs, service vehicle costs and other expenses directly related to providing service revenues or generating sales.  Selling, general and administrative expenses include salaries, wages, stock option expense and benefits of selling, marketing and administrative employees, advertising expenses, communications and branch telephone expenses, office rent and operating costs, legal, banking and professional fees and other administrative costs.  The cost associated with VITAS sales personnel is included in cost of services provided and goods sold (excluding depreciation).

ADVERTISING
We expense the production costs of advertising the first time the advertising takes place.  The costs of telephone directory listings are expensed when the directories are placed in circulation.  These directories are generally in circulation for approximately one year, at which point they are typically replaced by the publisher with a new directory.  We generally pay for directory placement assuming it is in circulation for one year.  If the directory is in circulation for less than or greater than one year, we receive a credit or additional billing, as necessary.  We do not control the timing of when a new directory is placed in circulation.  Advertising expense in continuing operations for the year ended December 31, 2011, was $27.2 million (2010 – $27.7 million; 2009 - $27.0 million).

COMPUTATION OF EARNINGS PER SHARE
Earnings per share are computed using the weighted average number of shares of capital stock outstanding.  Diluted earnings per share reflect the dilutive impact of our outstanding stock options and nonvested stock awards.  Stock options whose exercise price is greater than the average market price of our stock are excluded from the computation of diluted earnings per share.

STOCK-BASED COMPENSATION PLANS
Stock-based compensation cost is measured at the grant date, based on the fair value of the award and recognized as expense over the employee's requisite service period on a straight-line basis.

INSURANCE ACCRUALS
For our Roto-Rooter segment and Corporate Office, we self-insure for all casualty insurance claims (workers' compensation, auto liability and general liability).  As a result, we closely monitor and frequently evaluate our historical claims experience to estimate the appropriate level of accrual for self-insured claims.  Our third-party administrator ("TPA") processes and reviews claims on a monthly basis.  Currently, our exposure on any single claim is capped at $500,000.  In developing our estimates, we accumulate historical claims data for the previous 10 years to calculate loss development factors ("LDF") by insurance coverage type.  LDFs are applied to known claims to estimate the ultimate potential liability for known and unknown claims for each open policy year.  LDFs are updated annually.  Because this methodology relies heavily on historical claims data, the key risk is whether the historical claims are an accurate predictor of future claims exposure.  The risk also exists that certain claims have been incurred and not reported on a timely basis.  To mitigate these risks, in conjunction with our TPA, we closely monitor claims to ensure timely accumulation of data and compare claims trends with the industry experience of our TPA.

For the VITAS segment, we self-insure for workers' compensation claims.  Currently, VITAS' exposure on any single claim is capped at $750,000. For VITAS' self-insurance accruals for workers' compensation, the valuation methods used are similar to those used internally for our other business units.

Our casualty insurance liabilities are recorded gross before any estimated recovery for amounts exceeding our stop loss limits.  Estimated recoveries from insurance carriers are recorded as accounts receivable

TAXES ON INCOME
Deferred taxes are provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carry-forwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amount of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in our opinion, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in laws and rates on the date of enactment.

We are subject to income taxes in Canada, U.S. federal and most state jurisdictions.  Significant judgment is required to determine our provision for income taxes.  Our financial statements reflect expected future tax consequences of such uncertain positions assuming the taxing authorities' full knowledge of the position and all relevant facts

CONTINGENCIES
We are subject to various lawsuits and claims in the normal course of our business.  In addition, we periodically receive communications from governmental and regulatory agencies concerning compliance with Medicare and Medicaid billing requirements at our VITAS subsidiary.  We establish reserves for specific, uninsured liabilities in connection with regulatory and legal action that we deem to be probable and estimable.   We record legal fees associated with legal and regulatory actions as the costs are incurred.  We disclose material loss contingencies that are probable but not reasonably estimable and those that are at least reasonably possible

ESTIMATES
The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.  Disclosures of aftertax expenses and adjustments are based on estimates of the effective income tax rates for the applicable segments

RECLASSIFICATIONS
Certain reclassifications have been made to prior-year amounts to conform to current year classifications.  In 2011 we reclassified capitalized direct costs of obtaining licenses to operate plumbing locations and hospice programs from other long-term assets to intangible assets.

Hospice Revenue Recognition	12 Months Ended
Dec. 31, 2011
Hospice Revenue Recognition [Abstract]
Hospice Revenue Recognition
2.	Hospice Revenue Recognition
VITAS recognizes revenue at the estimated realizable amount due from third-party payers, which are primarily Medicare and Medicaid.  Payers may deny payment for services in whole or in part on the basis that such services are not eligible for coverage and do not qualify for reimbursement.  We estimate denials each period and make adequate provision in the financial statements.  The estimate of denials is based on historical trends and known circumstances and does not vary materially from period to period on an aggregate basis.  Medicare billings are subject to certain limitations, as described below.

The allowance for doubtful accounts for VITAS comprises the following (in thousands):

	Medicare	Medicaid	Commercial	Other	Total
Beginning Balance January 1, 2010	$6,268	$2,535	$1,630	$505	$10,938
Bad debt provision	2,918	2,922	1,745	314	7,899
Write-offs	(2,218)	(2,653)	(2,152)	(436)	(7,459)
Other/Contractual adjustments	-	-	-	423	423
Ending Balance December 31, 2010	6,968	2,804	1,223	806	11,801
Bad debt provision	315	4,323	2,245	172	7,055
Write-offs	(2,368)	(4,030)	(1,915)	(1,282)	(9,595)
Other/Contractual adjustments	2	-	16	724	742
Ending Balance December 31, 2011	$4,917	$3,097	$1,569	$420	$10,003

VITAS is subject to certain limitations on Medicare payments for services.  Specifically, if the number of inpatient care days any hospice program provides to Medicare beneficiaries exceeds 20% of the total days of hospice care such program provided to all Medicare patients for an annual period beginning September 28, the days in excess of the 20% figure may be reimbursed only at the routine homecare rate.  None of VITAS' hospice programs exceeded the payment limits on inpatient services in 2011, 2010 or 2009.

VITAS is also subject to a Medicare annual per-beneficiary cap ("Medicare cap").  Compliance with the Medicare cap is measured by comparing the total Medicare payments received under a Medicare provider number with respect to services provided to all Medicare hospice care beneficiaries in the program or programs covered by that Medicare provider number between November 1 of each year and October 31 of the following year with the product of the per-beneficiary cap amount and the number of Medicare beneficiaries electing hospice care for the first time from that hospice program or programs from September 28 through September 27 of the following year.

We actively monitor each of our hospice programs, by provider number, as to their specific admission, discharge rate and median length of stay data in an attempt to determine whether revenues are likely to exceed the annual per-beneficiary Medicare cap.  Should we determine that revenues for a program are likely to exceed the Medicare cap based on projected trends, we attempt to institute corrective actions, which include changes to the patient mix and increased patient admissions.  However, should we project our corrective action will not prevent that program from exceeding its Medicare cap, we estimate the amount of revenue recognized during the period that will require repayment to the Federal government under the Medicare cap and record the amount as a reduction to service revenue.

During the year ended December 31, 2011, we reversed Medicare cap liability for amounts recorded in the fourth quarter of 2010 for two programs' projected 2011 measurement period liability. This reversal was partially offset by the Medicare cap liability for three programs' projected 2012 measurement period liability.   For the year ended December 31, 2010, we recorded pretax charges in continuing operations for the estimated Medicare cap liability for two programs'projected liability through year end for the 2011 measurement period.  The majority of the liability relates to one program which is VITAS' largest hospice.  This amount was subsequently reversed during the 2011 fiscal year due to increased admission trends.  Shown below is the Medicare cap liability activity for the years ended December 31, 2011 and 2010 (in thousands):

	2011	2010
Beginning Balance January 1,	$1,371	$1,981
Expense - 2012 measurement period	2,578	-
Reversal - 2011 measurement period	(786)	-
Expense - 2011 measurement period	-	1,110
Reversal - 2010 measurement period	-	(1,720)
Other	(198)	-
Ending Balance December 31,	$2,965	$1,371

Long-Term Debt And Lines Of Credit	12 Months Ended
Dec. 31, 2011
Long-Term Debt And Lines Of Credit [Abstract]
Long-Term Debt And Lines Of Credit
3.      Long-Term Debt and Lines of Credit
As of December 31, 2011, we have long-term debt of $166.8 million (December 31, 2010 - $159.2 million).  This long-term debt is related in its entirety to our Convertible Notes that are due in full in 2014.

2011 REFINANCING
On March 1, 2011, we replaced our existing credit agreement with our Revolving Credit Facility ("2011 Credit Agreement").  Terms of the 2011 Credit Agreement consist of a five-year, $350 million revolving credit facility.  This 2011 Credit Agreement has a floating interest rate that is currently LIBOR plus 175 basis points (2.11% at December 31, 2011).  The 2011 Credit Agreement also includes a $150 million expansion feature.  Debt issuance costs written-off related to the previous existing credit agreement are not material.

CONVERTIBLE NOTES
In May 2007, we issued $200 million of Senior Convertible Notes due 2014 (the "Notes") at a price of $1,000 per Note, less an underwriting fee of $27.50 per Note.  We received approximately $194 million in net proceeds from the sale of the Notes after paying underwriting fees, legal and other expenses.  We pay interest on the Notes on May 15 and November 15 of each year, beginning on November 15, 2007. The Notes mature on May 15, 2014. The Notes are guaranteed on an unsecured senior basis by each of our subsidiaries that are a borrower or a guarantor under any senior credit facility, as defined in the Indenture.  The Notes were convertible, under certain circumstances, into our Capital Stock at an initial conversion rate of 12.3874 shares per $1,000 principal amount of Notes.  This conversion rate is equivalent to an initial conversion price of approximately $80.73 per share. Prior to March 1, 2014, holders may convert their Notes under certain circumstances. On and after March 1, 2014, the Notes will be convertible at any time prior to the close of business three days prior to the stated maturity date of the Notes. Upon conversion of a Note, if the conversion value is $1,000 or less, holders will receive cash equal to the lesser of $1,000 or the conversion value of the number of shares of our Capital Stock. If the conversion value exceeds $1,000, in addition to this, holders will receive shares of our Capital Stock for the excess amount.  The Indenture contains customary terms and covenants that upon certain events of default, including without limitation, failure to pay when due any principal amount, a fundamental change or certain cross defaults in other agreements or instruments, occurring and continuing; either the trustee or the holders of 25% in aggregate principal amount of the Notes may declare the principal of the Notes and any accrued and unpaid interest through the date of such declaration immediately due and payable. In the case of certain events of bankruptcy or insolvency relating to any significant subsidiary or to us, the principal amount of the Notes and accrued interest automatically becomes due and payable.

The conversion rate on the Notes is adjusted upon certain corporate events including a quarterly dividend payment in excess of $0.06 per share.  We have increased the dividend per share periodically since issuing the Notes.  This has the effect of changing the conversion rate to 12.5589 ($79.62 per share) at December 31, 2011.

Pursuant to the FASB's guidance on accounting for derivative instruments indexed to, and potentially settled in a company's own stock as well as the guidance on the meaning of "indexed to a company's own stock," the Notes are accounted for as convertible debt in the accompanying consolidated balance sheet and the embedded options within the Notes have not been accounted for as separate derivatives.  FASB's guidance requires all such convertible debentures to be separately accounted for as debt and equity pieces of the instrument.  At inception of the convertible instrument, cash flows related to the convertible instrument are to be discounted using a market rate of interest.

The following amounts are included in our consolidated balance sheet related to the Notes (in thousands):

	December 31,
	2011	2010
Principal amount of convertible debentures	$186,956	$186,956
Unamortized debt discount	(20,172)	(27,748)
Carrying amount of convertible debentures	$166,784	$159,208
Additional paid in capital (net of tax)	$31,310	$31,310

In conjunction with the Notes, we entered into a purchased call transaction and a warrant transaction (written call) with JPMorgan Chase, National Association and Citibank, N.A. (the "Counterparties").  The purchased call options cover approximately 2,477,000 shares of our Capital Stock, which under most circumstances represents the maximum number of shares of Capital Stock that underlie the Notes.  Concurrently with entering into the purchased call options, we entered into warrant transactions with each of the Counterparties. Pursuant to the warrant transactions, we sold to the Counterparties warrants to purchase in the aggregate approximately 2,477,000 shares of our Capital Stock. In most cases, the sold warrants may not be exercised prior to the maturity of the Notes.

The purchased call options and sold warrants are separate contracts with the Counterparties, are not part of the terms of the Notes and do not affect the rights of holders under the Notes. A holder of the Notes will not have any rights with respect to the purchased call options or the sold warrants.  The purchased call options are expected to reduce the potential dilution upon conversion of the Notes if the market value per share of the Capital Stock at the time of exercise is greater than the conversion price of the Notes at time of exercise. The sold warrants have an exercise price of $105.44 and are expected to result in some dilution should the price of our Capital Stock exceed this exercise price.

Our net cost for these transactions was approximately $27.3 million.  Pursuant to FASB's authoritative guidance, the purchased call option and the sold warrants are accounted for as equity transactions.  Therefore, our net cost was recorded as a decrease in stockholders' equity in the accompanying consolidated balance sheet.

The following amounts comprise interest expense included in our consolidated income statement (in thousands):

	December 31,
	2011	2010	2009
Cash interest expense	$5,175	$4,224	$4,350
Non-cash amortization of debt discount	7,576	7,081	6,617
Amortization of debt costs	1,137	654	632
Total interest expense	$13,888	$11,959	$11,599

The unamortized debt discount is amortized using the effective interest method over the remaining life of the Notes.  The effective rate on the Notes after adoption of the standard is 6.875%. The average interest rate for our long-term debt was 1.9% for the years ended December 31, 2011 and 2010.

Capitalized interest was not material for any of the periods shown.  Summarized below are the total amounts of interest paid during the years ended December 31 (in thousands):

2011	$4,754
2010	4,113
2009	4,667

DEBT COVENANTS
Collectively, the 2011 Credit Agreement and the Notes require us to meet certain restrictive non-financial and financial covenants. We are in compliance with all non-financial debt covenants as of December 31, 2011.  The restrictive financial covenants are defined in the 2011 Credit Agreement and include maximum leverage ratios, minimum fixed charge coverage and consolidated net worth ratios, limits on operating leases and minimum asset value limits.  We are in compliance with the financial debt covenants as of December 31, 2011, as follows:

Description	Requirement	Chemed

Leverage Ratio (Consolidated Indebtedness/Consolidated Adj.
EBITDA)	< 3.50 to 1.00	1.09 to 1.00

Fixed Charge Coverage Ratio (Consolidated Free Cash
Flow/Consolidated Fixed Charges)	> 1.50 to 1.00	2.47 to 1.00

Annual Operating Lease Commitment	< $30.0 million	$19.8 million

We have issued $29.5 million in standby letters of credit as of December 31, 2011, mainly for insurance purposes.  Issued letters of credit reduce our available credit under the revolving credit agreement.  As of December 31, 2011, we have approximately $320.5 million of unused lines of credit available and eligible to be drawn down under our revolving credit facility, excluding the expansion feature.

Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans
4.	Stock-Based Compensation Plans
We have six stock incentive plans under which 8,450,000 shares can be issued to key employees through a grant of stock awards and/or options to purchase shares.  The Compensation/Incentive Committee ("CIC") of the Board of Directors administers these plans.  All options granted under these plans provide for a purchase price equal to the market value of the stock at the date of grant.  The latest plan, covering a total of 1,750,000 shares, was adopted in May 2010.  The plans are not qualified, restricted or incentive plans under the U.S. Internal Revenue Code.  The terms of each plan differ slightly; however, stock options issued under the plans generally have a maximum term of 10 years.  Under one plan, adopted in 1999, up to 500,000 shares may be issued to employees who are not our officers or directors.

     We grant stock options and restricted stock awards to our officers, other key employees and directors to better align their long-term interests with those of our shareholders.  We grant stock options at an exercise price equal to the market price of our stock on the date of grant.  Options generally vest evenly annually over a three-year period and have a contractual life of 10 years.  Restricted stock awards generally cliff vest over a three-or four year period.  Immediately vesting stock awards are generally granted to our non-employee directors annually at the time of our Annual Meeting.

In February 2011, the CIC granted 35,713 restricted stock awards to certain key employees.  These shares cliff vest in February 2015.  In May 2011, the CIC granted 6,928 unrestricted shares to stock to the Company's outside directors.
The following table summarizes total stock option and stock award activity during 2011:

	Stock Options				Stock Awards
		Weighted Average		Aggregate		Weighted
			Remaining	Intrinsic		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date
	Options	Price	Life (Years)	(thousands)	Shares	Price

Outstanding at January 1, 2011	2,586,646	$47.19			151,620	$48.00
Granted	513,100	65.17			125,741	64.74
Exercised/Vested	(433,321)	36.22			(58,238)	57.61
Canceled/ Forfeited	(27,902)	51.99			(4,000)	44.02
Outstanding at December 31, 2011	2,638,523	52.44	6.6	$12,748	215,123	55.25
Vested and expected to vest
at December 31, 2011	2,630,500	52.45	6.6	12,724	n.a.	n.a.
Exercisable at December 31, 2011	1,630,660	49.22	5.5	11,506	n.a.	n.a.

We estimate the fair value of stock options using the Black-Scholes valuation model, consistent with the provisions of the FASB's and the Securities and Exchange Commission's ("SEC") guidance.  We determine expected term, volatility, dividend yield and forfeiture rate based on our historical experience.  We believe that historical experience is the best indicator of these factors.  Prior to 2011, we separated the participants into two groups for purposes of calculating the fair value of options.  Beginning in 2011, we valued all participants' options as a single group because segregation of data did not provide significantly different results for determining compensation expense for stock options.  Data for 2010 and 2009 have been combined to present the weighted average information of previously segregated data.  The assumptions we used to value the 2011, 2010 and 2009 grants are as follows:

	2011	2010	2009

Stock price on date of issuance	$65.17	$52.76	$44.02
Grant date fair value per share	$19.08	$15.21	$14.04
Number of options granted	513,100	515,100	508,600
Expected term (years)	4.9	5.1	5.1
Risk free rate of return	2.35%	2.43%	1.74%
Volatility	32.8%	33.5%	35.0%
Dividend yield	1.0%	1.5%	0.6%
Forfeiture rate	-	1.6%	2.0%

Other data for stock option and stock award activity include (in thousands, except per-share amounts):

	Years Ended December 31,
	2011	2010	2009

Total compensation cost of stock-based compensation
plans charged against income	$14,237	$14,961	$15,726
Total income tax benefit recognized in income for stock
based compensation plans	5,232	5,499	5,780
Total intrinsic value of stock options exercised	12,925	10,096	5,079
Total intrinsic value of stock awards vested during the period	3,757	8,437	5,604
Per-share weighted averaged grant-date fair value of
stock awards granted	64.74	57.13	44.54

Other data for stock options and stock awards for 2011 include (dollar amounts in thousands):

	Stock	Stock
	Options	Awards
Total unrecognized compensation related to nonvested options and awards at end of year	$9,851	$5,995
Weighted average period over which unrecognized compensation cost of nonvested options
and awards to be recognized (years)	1.8	1.8
Actual income tax benefit realized from options exercised during the year	$4,764	n.a.

EXECUTIVE LONG-TERM INCENTIVE PLAN ("LTIP")
Our shareholders approved in May 2002 the adoption of the LTIP covering our officers and certain key employees.  The CIC periodically approves a pool of shares to be awarded based on stock price targets, EBITDA targets, time-based vesting and a discretionary component for the LTIP.

The CIC established price targets and pools of unrestricted shares to be granted if the closing stock price reaches the target price for 30 of 60 consecutive trading days during the specified three-year period:

	February 2011 Price Targets for the			May 2009 Price Targets for the
	three years ending February 18, 2014			three years ending February 28, 2012
Price target	$79.00	$85.00	$90.00	$54.00	$58.00	$62.00
Number of shares in the pool	25,000	25,000	25,000	22,500	33,750	33,750
Shares awarded:
From the pool	-	-	-	22,500	33,750	33,750
Discretionary shares	-	-	-	5,400	7,350	7,350
Total shares	-	-	-	27,900	41,100	41,100
Pretax cost of award (in thousands)	n.a.	n.a.	n.a.	$1,799	$2,935	$3,012
Date of award	n.a.	n.a.	n.a.	April 2010	December 2010	January 2011

The CIC also established cumulative adjusted EBITDA Earnings Targets for three-year and four year periods and pools of unrestricted shares to be granted upon the attainment of either target:

	Cumulative EBITDA Targets
	November 2009	May 2007
Beginning measurement date	January 1, 2010	January 1, 2007
Three-year EBITDA Target (in thousands)	$640,000	$465,000
Four-year EBITDA target (in thousands)	825,000	604,000
Shares in EBITDA pool	80,000	80,000
Shares awarded:
From the pool	-	80,000
Discretionary shares	-	16,200
Total shares	-	96,200
Pretax cost of award (in thousands)	-	$5,007
Date of award	n.a.	November 2009

The above pretax costs of the LTIP awards include related payroll taxes and savings plan contributions and are included in the "Selling, general and administrative expenses" line of the consolidated income statement.

In February 2011, the CIC approved a time-based LTIP award of 42,000 shares of restricted stock to certain key employees.  The restricted shares cliff vest four years from the date of issuance.  The cumulative compensation expense related to the restricted award is $2.7 million and will be recognized ratably over the 4 year vesting period.  We assumed no forfeitures in determining the cumulative compensation expense of the grant.  In November 2009, the CIC established a discretionary pool of 37,000 shares of capital stock.

EMPLOYEE STOCK PURCHASE PLAN ("ESPP")
The ESPP allows eligible participants to purchase our shares through payroll deductions at current market value.  We pay administrative and broker fees associated with the ESPP.  Shares purchased for the ESPP are purchased on the open market and credited directly to participants' accounts.  In accordance with the FASB's guidance, the ESPP is non-compensatory.

Segments And Nature Of The Business	12 Months Ended
Dec. 31, 2011
Segments And Nature Of The Business [Abstract]
Segments And Nature Of The Business
5.      Segments and Nature of the Business
Our segments include the VITAS segment and the Roto-Rooter segment.  Relative contributions of each segment to service revenues and sales were 73% and 27%, respectively, in 2011 and 72% and 28%, respectively, in 2010.  The vast majority of our service revenues and sales from continuing operations are generated from business within the United States.

The reportable segments have been defined along service lines, which is consistent with the way the businesses are managed. In determining reportable segments, the RRSC and RRC operating units of the Roto-Rooter segment have been aggregated on the basis of possessing similar operating and economic characteristics.  The characteristics of these operating segments and the basis for aggregation are reviewed annually.  Accordingly, the reportable segments are defined as follows:

•
The VITAS segment provides hospice services for patients with terminal illnesses.  This type of care is aimed at making the terminally ill patient's end of life as comfortable and pain-free as possible.  Hospice care is typically available to patients who have been initially certified or re-certified as terminally ill (i.e., a prognosis of six months or less) by their attending physician, if any, and the hospice physician.  VITAS offers all levels of hospice care in a given market, including routine home care, inpatient care and continuous care.  Over 90% of VITAS' revenues are derived through the Medicare and Medicaid reimbursement programs.

•
The Roto-Rooter segment provides repair and maintenance services to residential and commercial accounts using the Roto-Rooter registered service marks. Such services include plumbing and sewer, drain and pipe cleaning. They are delivered through company-owned and operated territories, independent contractor-operated territories and franchised locations. This segment also manufactures and sells products and equipment used to provide such services.

•
We report corporate administrative expenses and unallocated investing and financing income and expense not directly related to either segment as "Corporate".  Corporate administrative expense includes the stewardship, accounting and reporting, legal, tax and other costs of operating a publicly held corporation.  Corporate investing and financing income and expenses include the costs and income associated with corporate debt and investment arrangements.

Segment data for our continuing operations are set forth below (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Revenues by Type of Service
VITAS
Routine homecare	$718,658	$666,562	$615,408
Continuous care	158,466	153,050	141,272
General inpatient	110,742	105,588	97,356
Estimated BNAF	-	-	1,950
Medicare cap	(1,594)	610	(1,643)
Total segment	986,272	925,810	854,343
Roto-Rooter
Sewer and drain cleaning	138,932	135,704	136,503
Plumbing repair and maintenance	177,363	168,625	151,072
Independent contractors	26,711	22,943	21,620
HVAC repair and maintenance	3,410	4,183	4,031
Other products and services	23,282	23,280	22,667
Total segment	369,698	354,735	335,893
Total service revenues and sales	$1,355,970	$1,280,545	$1,190,236
Aftertax Segment Earnings/(Loss)
VITAS	$80,358	$79,796	$71,696
Roto-Rooter	34,879	31,678	33,040
Total	115,237	111,474	104,736
Corporate	(29,258)	(29,643)	(30,699)
Discontinued operations	-	-	(253)
Net income	$85,979	$81,831	$73,784
Interest Income
VITAS	$4,293	$4,852	$4,581
Roto-Rooter	2,176	2,661	2,587
Total	6,469	7,513	7,168
Corporate	91	175	83
Intercompany eliminations	(6,134)	(7,244)	(6,828)
Total interest income	$426	$444	$423
Interest Expense
VITAS	$229	$131	$374
Roto-Rooter	358	233	186
Total	587	364	560
Corporate	13,301	11,595	11,039
Total interest expense	$13,888	$11,959	$11,599
Income Tax Provision
VITAS	$48,835	$48,601	$43,637
Roto-Rooter	21,353	19,547	20,372
Total	70,188	68,148	64,009
Corporate	(15,611)	(16,148)	(17,426)
Total income tax provision	$54,577	$52,000	$46,583
	For the Years Ended December 31,
	2011	2010	2009
Identifiable Assets
VITAS	$504,677	$531,247	$476,621
Roto-Rooter	212,234	205,601	191,254
Total	716,911	736,848	667,875
Corporate	78,994	93,313	151,595
Total identifiable assets	$795,905	$830,161	$819,470
Additions to Long-Lived Assets
VITAS	$24,298	$17,492	$14,945
Roto-Rooter	9,426	18,035	8,067
Total	33,724	35,527	23,012
Corporate	72	18	448
Total additions to long-lived assets	$33,796	$35,545	$23,460
Depreciation and Amortization
VITAS	$18,480	$18,900	$17,973
Roto-Rooter	8,729	8,289	8,509
Total	27,209	27,189	26,482
Corporate	2,290	1,854	1,420
Total depreciation and amortization	$29,499	$29,043	$27,902

Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets
6.      Intangible Assets
Amortization of definite-lived intangible assets from continuing operations for the years ended December 31, 2011, 2010, 2009 was $1.5 million, $2.1 million and $4.0 million, respectively.  The following is a schedule by year of projected amortization expense for definite-lived intangible assets (in thousands):
2012	$1,487
2013	1,487
2014	508
2015	277
2016	242
Thereafter	307

The balance in identifiable intangible assets comprises the following (in thousands):

	Gross	Accumulated	Net Book
	Asset	Amortization	Value
December 31, 2011
Referral networks	$21,729	$(18,647)	$3,082
Covenants not to compete	9,286	(8,885)	401
Customer lists	1,222	(1,118)	104
Reacquired franchise rights	974	(254)	720
Subtotal - definite-lived intangibles	33,211	(28,904)	4,307
VITAS trade name	51,300	-	51,300
Operating licenses	2,655	-	2,655
Total	$87,166	$(28,904)	$58,262
December 31, 2010
Referral networks	$21,140	$(17,427)	$3,713
Covenants not to compete	9,211	(8,814)	397
Customer lists	1,223	(1,089)	134
Reacquired franchise rights	974	(108)	866
Subtotal - definite-lived intangibles	32,548	(27,438)	5,110
VITAS trade name	51,300	-	51,300
Operating licenses	1,448	-	1,448
Total	$85,296	$(27,438)	$57,858

Other Operating Expenses	12 Months Ended
Dec. 31, 2011
Other Operating Expenses [Abstract]
Other Operating Expenses
7.	Other Operating Expenses
There were no other operating expenses from continuing operations for the periods ended December 31, 2011 and 2010.  For the twelve-month period ended December 31, 2009, we recorded pretax expenses of $4.0 million related to the costs of a contested proxy solicitation.

Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combinations
8.      Business Combinations
On April 29, 2011, our VITAS segment completed an acquisition of the operating assets of Family Comfort Hospice which is based in Alabama.  This acquisition adds three central Alabama locations serving ten counties to VITAS' network of hospice programs.  We made no acquisitions within the Roto-Rooter segment.  The purchase price of this acquisition is allocated as follows (in thousands):

Working capital	$382
Identifiable intangible assets	951
Goodwill	2,320
Other assets and liabilities - net	11
$3,664

During 2010, we completed four business combinations within the Roto-Rooter segment for $9.5 million in cash to increase our market penetration in Kansas City, Missouri, St. Louis, Missouri, Jefferson City, Missouri and Spokane Washington.  We made no acquisitions within the VITAS segment during 2010.  The purchase price of these acquisitions was allocated as follows (in thousands):

Working capital	$268
Identifiable intangible assets	589
Goodwill	8,225
Other assets and liabilities - net	387
$9,469

During 2009, we completed two business combinations within the Roto-Rooter segment for $1.9 million in cash to increase our market penetration in Detroit, Michigan and Grand Rapids, Michigan.  We made no acquisitions within the VITAS segment during 2009.

The unaudited pro forma results of operations, assuming purchase business combinations completed in 2011 and 2010 were completed on January 1, 2010, do not materially impact the accompanying consolidated financial statements.  The results of operations of each of the above business combinations are included in our results of operations from the date of the respective acquisition.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations
9.      Discontinued Operations
Discontinued operations comprise (in thousands, except per share amounts):

	For the Years Ended December 31,
	2011	2010	2009

Adjustment to accruals of operations discontinued in prior years:
Casualty insurance costs	$-	$-	$(400)
Loss before income taxes	-	-	(400)
All other income taxes	-	-	147
Total adjustments	-	-	(253)
Total discontinued operations	$-	$-	$(253)
Earnings/(loss) per share	$-	$-	$(0.01)
Diluted earnings/(loss) per share	$-	$-	$(0.02)

In December 2009, we recorded a $400,000 pretax charge for residual casualty insurance claims related to our discontinued operations.

At December 31, 2011 and 2010, the accrual for our estimated liability for potential environmental cleanup and related costs arising from the sale of DuBois amounted to $1.7 million.  Of the 2011 balance, $826,000 is included in other current liabilities and $901,000 is included in other liabilities (long-term).   The estimated timing of payments of these liabilities follows (in thousands):

2012	$826
2013	300
Thereafter	601
$1,727

We are contingently liable for additional DuBois-related environmental cleanup and related costs up to a maximum of $14.9 million.  On the basis of a continuing evaluation of the potential liability, we believe it is not probable this additional liability will be paid.  Accordingly, no provision for this contingent liability has been recorded.  The potential liability is not insured, and the recorded liability does not assume the recovery of insurance proceeds.  Also, the environmental liability has not been discounted because it is not possible to reliably project the timing of payments.  We believe that any adjustments to our recorded liability will not materially adversely affect our financial position, results of operations or cash flows.

Cash Overdrafts And Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash Overdrafts And Cash Equivalents [Abstract]
Cash Overdrafts And Cash Equivalents
10.           Cash Overdrafts and Cash Equivalents
Included in accounts payable are cash overdrafts of $10.3 million and $11.1 million as of December 31, 2011 and 2010, respectively.

From time to time throughout the year, we invest excess cash in money market funds or repurchase agreements directly with major commercial banks. We do not physically hold the collateral for repurchase agreements, but the term is less than 10 days.  We closely monitor the creditworthiness of the institutions with which we invest our overnight funds and the quality of the collateral underlying those investments. We had $32.5 million in cash equivalents as of December 31, 2011.  There was $45.5 million in cash equivalents as of December 31, 2010.  The weighted average rate of return for our cash equivalents was 0.1% in both 2011 and 2010.

Other Income - Net	12 Months Ended
Dec. 31, 2011
Other Income - Net [Abstract]
Other Income - Net
11.      Other Income—Net
Other income—net from continuing operations comprises the following (in thousands):

	For the Years Ended December31,
	2011	2010	2009
Market value gains on assets held in deferred
compensation trust	$798	$2,210	$5,802
Loss on disposal of property and equipment	(441)	(425)	(369)
Interest income	426	444	423
Other - net	(66)	39	18
Total other income	$717	$2,268	$5,874

The offset for market value gains or losses on assets held in deferred compensation trust is recorded in selling, general and administrative expenses.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
12.      Income Taxes
The provision for income taxes comprises the following (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Continuing Operations:
Current
U.S. federal	$40,762	$46,789	$36,182
U.S. state and local	5,961	6,981	4,960
Foreign	612	639	462
Deferred
U.S. federal, state and local	7,227	(2,418)	4,980
Foreign	15	9	(1)
Total	$54,577	$52,000	$46,583
Discontinued Operations:
Current U.S. federal	$-	$-	$(65)
Current U.S. state and local	-	-	(5)
Deferred U.S. federal, state and local	-	-	(77)
Total	$-	$-	$(147)

A summary of the temporary differences that give rise to deferred tax assets/ (liabilities) follows (in thousands):

	December 31,
	2011	2010
Accrued liabilities	$27,687	$26,334
Stock compensation expense	12,200	10,257
Allowance for uncollectible accounts receivable	1,905	2,695
State net operating loss carryforwards	1,633	1,379
Other	2,845	2,763
Deferred income tax assets	46,270	43,428
Amortization of intangible assets	(42,192)	(40,135)
Accelerated tax depreciation	(16,322)	(10,499)
Revenue recognition	(1,684)	-
Currents assets	(1,315)	(1,148)
Other	(1,530)	(1,397)
Deferred income tax liabilities	(63,043)	(53,179)
Net deferred income tax liabilities	$(16,773)	$(9,751)

Included in other assets at December 31, 2011, are deferred income tax assets of $150,000 (2010 - $236,000).  At December 31, 2011 and 2010, state net operating loss carryforwards were $31.0 million and $26.0 million, respectively.  These net operating losses will expire, in varying amounts, between 2012 and 2031.  Based on our history of operating earnings, we have determined that our operating income will, more likely than not, be sufficient to ensure realization of our deferred income tax assets.

After FASB's adoption of FASB's guidance on accounting for uncertain income taxes in 2007, we had approximately $1.3 million in unrecognized tax benefits.  The majority of this amount would affect our effective tax rate, if recognized in a future period.  The years ended December 31, 2008 and forward remain open for review for Federal income tax purposes.  The earliest open year relating to any of our material state jurisdictions is the fiscal year ended December 31, 2006. During the next twelve months, we do not anticipate a material net change in unrecognized tax benefits.

As permitted by this guidance, we classify interest related to our accrual for uncertain tax positions in separate interest accounts.  As of December 31, 2011 and 2010, we have approximately $252,000 and $114,000, respectively, accrued in interest payable related to uncertain tax positions.  These accruals are included in other current liabilities in the accompanying consolidated balance sheet.  Net interest expense related to uncertain tax positions included in interest expense in the accompanying consolidated statement of income is not material.

A roll forward of the significant changes to our unrecognized tax benefits is as follows (in thousands):

	2011	2010	2009
Balance at January 1,	$704	$1,010	$1,202
Unrecognized tax benefits due to positions taken in current year	2,038	119	136
Decrease due to settlement with taxing authorities	-	-	(214)
Decrease due to expiration of statute of limitations	(130)	(425)	(93)
Other	-	-	(21)
Balance at December 31,	$2,612	$704	$1,010

The difference between the actual income tax provision for continuing operations and the income tax provision calculated at the statutory U.S. federal tax rate is explained as follows (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Income tax provision calculated using
the statutory rate of 35%	$49,195	$46,841	$42,217
State and local income taxes,
less federal income tax effect	4,733	4,509	3,837
Nondeductible expenses	1,021	928	854
Impact of deferred compensation plans	(1)	(27)	(190)
Other --net	(371)	(251)	(135)
Income tax provision	$54,577	$52,000	$46,583
Effective tax rate	38.8%	38.9%	38.6%

Summarized below are the total amounts of income taxes paid during the years ended December 31 (in thousands):

2011	$44,343
2010	49,532
2009	40,872

Provision has not been made for additional taxes on $35.1 million of undistributed earnings of our domestic subsidiaries.  Should we elect to sell our interest in all of these businesses rather than to effect a tax-free liquidation, additional taxes amounting to approximately $12.9 million would be incurred based on current income tax rates.

Properties And Equipment	12 Months Ended
Dec. 31, 2011
Properties And Equipment [Abstract]
Properties And Equipment
13.   Properties and Equipment
A summary of properties and equipment follows (in thousands):

	December 31,
	2011	2010
Land	$1,360	$1,360
Buildings	40,424	32,788
Transportation equipment	19,412	18,837
Machinery and equipment	62,467	58,706
Computer software	44,805	47,203
Furniture and fixtures	58,317	51,277
Projects under development	2,875	1,817
Total properties and equipment	229,660	211,988
Less accumulated depreciation	(146,709)	(132,696)
Net properties and equipment	$82,951	$79,292

The net book value of computer software at December 31, 2011 and 2010, was $15.4 million and $18.9 million, respectively.  Depreciation expense for computer software was $5.6 million, $5.9 million and $4.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Lease Arrangements	12 Months Ended
Dec. 31, 2011
Lease Arrangements [Abstract]
Lease Arrangements
14.     Lease Arrangements
We have operating leases that cover our corporate office headquarters, various warehouse and office facilities, office equipment and transportation equipment. The remaining terms of these leases range from one year to eight years, and in most cases we expect that these leases will be renewed or replaced by other leases in the normal course of business. We have no significant capital leases as of December 31, 2011 or 2010.

The following is a summary of future minimum rental payments and sublease rentals to be received under operating leases that have initial or remaining noncancelable terms in excess of one year at December 31, 2011 (in thousands):

2012	$19,797
2013	14,995
2014	12,030
2015	9,725
2016	5,155
Thereafter	2,146
Total minimum rental payments	63,848
Less: minimum sublease rentals	(69)
Net minimum rental payments	$63,779

Total rental expense incurred under operating leases for continuing operations follows (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Total rental payments	$22,199	$21,777	$21,219
Less sublease rentals	(170)	(237)	(270)
Net rental expense	$22,029	$21,540	$20,949

Pension And Retirement Plans	12 Months Ended
Dec. 31, 2011
Pension And Retirement Plans [Abstract]
Pension And Retirement Plans
15.	Pension and Retirement Plans
Retirement obligations under various plans cover substantially all full-time employees who meet age and/or service eligibility requirements. The major plans providing retirement benefits to our employees are defined contribution plans.  Expenses charged to continuing operations for our retirement and profit-sharing plans, excess benefit plans and other similar plans are as follows (in thousands):

For the Years Ended December 31,
2011	2010	2009
$9,408	$11,444	$15,143

These expenses include the impact of market gains and losses on assets held in deferred compensation plans.

We have excess benefit plans for key employees whose participation in the qualified plans is limited by U.S. Employee Retirement Income Security Act requirements. Benefits are determined based on theoretical participation in the qualified plans.  Benefits are only invested in mutual funds, and participants are not permitted to diversify accumulated benefits in shares of our stock. Trust assets invested in shares of our stock are included in treasury stock, and the corresponding liability is included in a separate component of stockholders' equity. At December 31, 2011, these trusts held 97,428 shares or $2.0 million of our stock (2010 – 99,494 shares or $2.0 million).

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
16.	Earnings Per Share
The computation of earnings per share follows (in thousands, except per share data):

	Income from Continuing Operations			Net Income
For the Years Ended December 31,	Income	Shares	Earnings per Share	Income	Shares	Earnings per Share
2011
Earnings	$85,979	20,523	$4.19	$85,979	20,523	$4.19
Dilutive stock options	-	335		-	335
Nonvested stock awards	-	87		-	87
Diluted earnings	$85,979	20,945	$4.10	$85,979	20,945	$4.10

2010
Earnings	$81,831	22,587	$3.62	$81,831	22,587	$3.62
Dilutive stock options	-	348		-	348
Nonvested stock awards	-	96		-	96
Diluted earnings	$81,831	23,031	$3.55	$81,831	23,031	$3.55

2009
Earnings	$74,037	22,451	$3.30	$73,784	22,451	$3.29
Dilutive stock options	-	229		-	229
Nonvested stock awards	-	62		-	62
Diluted earnings	$74,037	22,742	$3.26	$73,784	22,742	$3.24

During 2011, 1.3 million stock options were excluded from the computation of diluted earnings per share as their exercise prices were greater than the average market price during most of the year.  During 2010, 970,900 stock options were also excluded.  During 2009, 819,917 stock options were also excluded.

Diluted earnings per share may be impacted in future periods as the result of the issuance of our $200 million Notes and related purchased call options and sold warrants.  Per FASB's authoritative guidance on the effect of contingently convertible instruments on diluted earnings per share and convertible bonds with issuer option to settle for cash upon conversion, we will not include any shares related to the Notes in our calculation of diluted earnings per share until our average stock price for a quarter exceeds the current conversion price.  We would then include in our diluted earnings per share calculation those shares issuable using the treasury stock method.  The amount of shares issuable is based upon the amount by which the average stock price for the quarter exceeds the conversion price.  The purchased call option does not impact the calculation of diluted earnings per share, as it is always anti-dilutive. The sold warrants become dilutive when our average stock price for a quarter exceeds the strike price of the warrant.

The following table provides examples of how changes in our stock price impact the number of shares that would be included in our diluted earnings per share calculation at December 31, 2011.  It also shows the impact on the number of shares issuable upon conversion of the Notes and settlement of the purchased call options and sold warrants:

	Shares		Total Treasury	Shares Due	Incremental
	Underlying 1.875%		Method	to the Company	Shares Issued by
Share	Convertible	Warrant	Incremental	under Notes	the Company
Price	Notes	Shares	Shares (a)	Hedges	upon Conversion (b)
$80.73	32,140	-	32,140	(34,382)	(2,242)
$90.73	287,382	-	287,382	(307,433)	(20,051)
$100.73	491,947	-	491,947	(526,270)	(34,323)
$110.73	659,562	119,997	779,559	(705,580)	73,979
$120.73	799,411	318,107	1,117,518	(855,187)	262,331
$130.73	917,865	485,908	1,403,773	(981,905)	421,868

a) Represents the number of incremental shares that must be included in the calculation of diluted shares under U.S. GAAP.
b) Represents the number of incremental shares to be issued by the Company upon conversion of the Notes assuming concurrent settlement of the note hedges and warrants.

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments
17.   Financial Instruments
FASB's authoritative guidance on fair value measurements defines a hierarchy which prioritizes the inputs in fair value measurements.  Level 1 measurements are measurements using quoted prices in active markets for identical assets or liabilities.  Level 2 measurements use significant other observable inputs.  Level 3 measurements are measurements using significant unobservable inputs which require a company to develop its own assumptions.  In recording the fair value of assets and liabilities, companies must use the most reliable measurement available.

The following shows the carrying value, fair value and the hierarchy for our financial instruments as of
December 31, 2011 (in thousands):

		Fair Value Measure
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual fund investments of deferred compensation plans held in trust	$31,629	$31,629	$-	$-
Long-term debt	166,784	175,755	-	-

For cash and cash equivalents, accounts receivable and accounts payable, the carrying amount is a reasonable estimate of fair value because of the liquidity and short-term nature of these instruments.

Loans Receivable From Independent Contractors	12 Months Ended
Dec. 31, 2011
Loans Receivable From Independent Contractors [Abstract]
Loans Receivable From Independent Contractors
18.   Loans Receivable from Independent Contractors

At December 31, 2011, we had contractual arrangements with 64 independent contractors to provide plumbing repair and drain cleaning services under sublicensing agreements using the Roto-Rooter name in lesser-populated areas of the United States and Canada. The arrangements give the independent contractors the right to conduct a plumbing and drain cleaning business using the Roto-Rooter name in a specified territory in exchange for a royalty based on a percentage of labor sales, generally approximately 40%.  We also pay for certain telephone directory advertising in these areas, lease certain capital equipment and provide operating manuals to serve as resources for operating a plumbing and drain cleaning business.  The contracts are generally cancelable upon 90 days' written notice (without cause) or upon a few days notice (with cause).  The independent contractors are responsible for running the businesses as they believe best.

Our maximum exposure to loss from arrangements with our independent contractors at December 31, 2011 is approximately $1.1 million (2010 - $1.1 million).  The exposure to loss is mainly the result of loans provided to the independent contractors.  In most cases, these loans are partially secured by receivables and equipment owned by the independent contractor.  The interest rates on the loans range from zero to 8% per annum, and the remaining terms of the loans range from 2.5 months to 5.4 years at December 31, 2011.  During the periods ended December 31, 2011, 2010 and 2009 we recorded the following from our independent contractors (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Revenues	$ 26,711	$ 22,943	$ 21,620
Pretax profits	13,320	10,695	9,466

Legal And Regulatory Matters	12 Months Ended
Dec. 31, 2011
Legal And Regulatory Matters [Abstract]
Legal And Regulatory Matters
19.   Legal and Regulatory Matters

Litigation
On March 1, 2010 Anthony Morangelli and Frank Ercole filed a class action lawsuit in federal district court for the Eastern District of New York seeking unpaid minimum wages and overtime service technician compensation from Roto-Rooter and Chemed.  They also seek payment of penalties, interest and plaintiffs' attorney fees.  We contest these allegations.  In September 2010, the Court conditionally certified a nationwide class of service technicians, excluding those who signed dispute resolution agreements in which they agreed to arbitrate claims arising out of their employment.  We are unable to estimate our potential liability, if any, with respect to this case.

VITAS is party to a class action lawsuit filed in the Superior Court of California, Los Angeles County, in September 2006 by Bernadette Santos, Keith Knoche and Joyce White.  This case alleges failure to pay overtime and failure to provide meal and rest periods to a purported class of California admissions nurses, chaplains and sales representatives.  The case seeks payment of penalties, interest and Plaintiffs' attorney fees.  We contest these allegations.  In December 2009, the trial court denied Plaintiffs' motion for class certification.  In July 2011, the Court of Appeals affirmed denial of class certification on the travel time, meal and rest period claims, and reversed the trial court's denial on the off-the-clock and sales representation exemption claims.  Plaintiffs have filed an appeal of this decision.  We are unable to estimate our potential liability or potential range of loss, if any, with respect to this case.

On November 14, 2011 Luann and Michael Cosgrove and Dawn Mills filed a class action lawsuit against          Roto-Rooter in Minnesota state district court for the 4th Judicial District alleging unnecessary excavation work in Minnesota.  We removed the case to federal court.  Plaintiffs seek damages, injunctive relief, attorney fees and interest.  We contest these allegations.  This lawsuit is in its early stage and we are unable to estimate our potential liability, if any, with respect to these allegations.

On January 12, 2012, the Greater Pennsylvania Carpenters Pension Fund filed a putative class action lawsuit in the United States District Court for the Southern District of Ohio against the Company, Kevin McNamara, David Williams, and Tim O'Toole.  It alleges violation of Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 against all defendants, and violation of Section 20(a) of the Securities Exchange Act of 1934 against the individual defendants. The suit, Greater Pennsylvania Carpenters Pension Fund v. Chemed Corp., et al., Civil Action No. 1:12-cv-28 (S.D. Ohio), concerns the VITAS hospice segment of the Company's business.   Plaintiff seeks, on behalf of a putative class of purchasers of Chemed Capital Stock between February 15, 2010 and November 16, 2011, compensatory damages in an unspecified amount and attorneys' fees and expenses, arising from defendants' failure to disclose an alleged fraudulent scheme to enroll ineligible hospice patients and to fraudulently obtain payments from the federal government.   Defendants believe the allegations are without merit, and intend to defend vigorously against them.

Regardless of outcome, defense of litigation adversely affects us through defense costs, diversion of our time and related publicity.

Regulatory Matters
In May 2009, VITAS received an administrative subpoena from the U.S. Department of Justice requesting VITAS deliver to the OIG documents, patient records, and policy and procedure manuals for headquarters and its Texas programs concerning hospice services provided for the period January 1, 2003 to the date of the letter.  In August 2009, the OIG selected medical records for 59 past and current patients from a Texas program for review.   In February 2010, VITAS received a companion civil investigative demand ("CID") from the State of Texas Attorney General's Office, seeking related documents. In September 2010, it received a second CID and a second administrative subpoena seeking related documents.  In April 2011, the U.S. Attorney provided the Company with a copy of qui tam complaint filed under seal in the U.S. District Court for the Northern District of Texas.  The Court unsealed this complaint in November 2011.  The U.S. Attorney and the Attorney General for the State of Texas filed a notice in November 2011 that they had decided not to intervene at that time in the case.  They continue to investigate its allegations.  It was brought by Michael Rehfelt, a former Vitas San Antonio program general manager, against Vitas, the program's former Regional Vice President Keith Becker, its former Medical Director Justos Cisneros, and their current employers:  Wellmed Medical Management, Care Level Management LLC, and Inspiris Inc.  It alleges admission and recertification of inappropriate patients, backdating revocations, and conspiring with HMO defendants to admit inappropriate patients to hospice.  In June 2011, the U.S. Attorney provided the Company with a partially unsealed second qui tam complaint filed under seal in the U.S. District court for the Western District of Texas.  In June 2011, the U.S. Attorney also provided the Company with a partially unsealed third qui tam complaint filed under seal in the Northern District of Illinois, Eastern Division.  We are conferring with the U.S. Attorney regarding the Company's defenses to each complaint's allegations.  We can neither predict the outcome of this investigation nor estimate our potential liability, if any.  We believe that we are in compliance with Medicare and Medicaid rules and regulations applicable to hospice providers.

In April 2005, the Office of Inspector General ("OIG") for the Department of Health and Human Services served VITAS with civil subpoenas relating to VITAS' alleged failure to appropriately bill Medicare and Medicaid for hospice services.  As part of this investigation, the OIG selected medical records for 320 past and current patients from VITAS' three largest programs for review.  It also sought policies and procedures dating back to 1998 covering admissions, certifications, recertifications and discharges.  During the third quarter of 2005 and again in May 2006, the OIG requested additional information from us.  The Court dismissed a related qui tam complaint filed in U.S. District Court for the Southern District of Florida with prejudice in July 2007.  The plaintiffs appealed this dismissal, which the Court of Appeals affirmed.  The government continues to investigate the complaint's allegations.  In March 2009, we received a letter from the government reiterating the basis of their investigation.  We are unable to estimate our potential liability, if any, with respect to this matter.

The costs to comply with either of these investigations were not material for any period presented.  Regardless of outcome, responding to the subpoenas can adversely affect us through defense costs, diversion of our time and related publicity.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
20.      Related Party Transactions
VITAS has two pharmacy services agreements ("Agreements") with Omnicare, Inc. and its subsidiaries ("OCR") whereby OCR provides specified pharmacy services for VITAS and its hospice patients in geographical areas served by both VITAS and OCR.  The Agreements renew automatically for one-year terms.  Either party may cancel the Agreements at the end of any term by giving 90 days prior written notice.  VITAS made purchases from OCR of $39.4 million, $36.1 million and $33.1 million for the years ended December 31, 2011, 2010 and 2009, respectively. VITAS' accounts payable to OCR and its subsidiaries are not material at December 31, 2011 and 2010.

Mr. Joel F. Gemunder retired as President and Chief Executive Officer of OCR during the third quarter of 2010 and is a director of the Company.  Ms. Andrea Lindell is a director of both OCR and the Company.  We believe that the terms of these agreements are no more or less favorable to VITAS than we could negotiate with an unrelated party.

Capital Stock Transactions	12 Months Ended
Dec. 31, 2011
Capital Stock Transactions [Abstract]
Capital Stock Transactions
21.  Capital Stock Transactions
On November 7, 2011 our Board of Directors authorized an additional $100 million of stock repurchases under the February 2011 repurchase program.  On February 22, 2011 our Board of Directors authorized $100 million of stock repurchases under the newly established February 2011 repurchase program.  On December 27, 2010 our Board of Directors authorized an additional $70 million to the April 2007 stock repurchase program.  On May 19, 2008 our Board of Directors authorized an additional $56 million to the April 2007 stock repurchase program.  On April 26, 2007, our Board of Directors authorized a $150 million stock repurchase program.  We repurchased the following capital stock for the periods ended December 31, 2011, 2010 and 2009:

	For the Years Ended December 31,
	2011	2010	2009
Shares repurchased	2,602,513	1,648,047	15,900
Weighted average price per share	$55.28	$63.14	$46.65

Recent Accounting Statements	12 Months Ended
Dec. 31, 2011
Recent Accounting Statements [Abstract]
Recent Accounting Statements
22.  Recent Accounting Statements

In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04 – Fair Value Measures.  ASU No. 2011-04 provides amendments to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in U.S. GAAP and IFRS.  The guidance is effective for fiscal years beginning after December 15, 2011.  There was no material impact to the Company's financial statements as a result of ASU No. 2011-04.

In July 2011, the FASB issued ASU No. 2011-07 – Health Care Entities which provides additional guidance to health care entities related to the recognition of patient service revenue and related disclosures.  The additional guidance is effective for fiscal years beginning after December 15, 2011 but early adoption is permitted.  There was no material impact on the Company upon adoption of ASU No. 2011-07.

Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2011
Guarantor Subsidiaries [Abstract]
Guarantor Subsidiaries
23. Guarantor Subsidiaries
         Our 1.875% Senior Convertible Notes issued on May 14, 2007, are fully and unconditionally guaranteed on an unsecured, joint and severally liable basis by our 100% owned subsidiaries.  The equity method has been used with respect to the parent company's (Chemed) investment in subsidiaries.  No consolidating adjustment column is presented for the condensed consolidating statement of cash flow since there were no signficant consolidating entries for the periods presented.  The following condensed, consolidating financial data present the composition of the parent company, the guarantor subsidiaries and  the non-guarantor subsidiaries as of December 31, 2011 and 2010, and for the years ended December 31, 2011, 2010 and 2009 (in  thousands):

December 31, 2011		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$32,470	$(1,422)	$7,033	$-	$38,081
Accounts receivable, less allowances	606	76,816	502	-	77,924
Intercompany receivables	-	273,413	-	(273,413)	-
Inventories	-	8,032	636	-	8,668
Current deferred income taxes	(650)	13,059	131	-	12,540
Prepaid income taxes	(114)	1,689	556	-	2,131
Prepaid expenses	503	10,757	149	-	11,409
Total current assets	32,815	382,344	9,007	(273,413)	150,753
Investments of deferred compensation plans	-	-	31,629	-	31,629
Properties and equipment, at cost, less accumulated depreciation	11,641	68,755	2,555	-	82,951
Identifiable intangible assets less accumulated amortization	-	58,262	-	-	58,262
Goodwill	-	456,183	4,450	-	460,633
Other assets	7,616	1,552	2,509	-	11,677
Investments in subsidiaries	793,277	21,148	-	(814,425)	-
Total assets	$845,349	$988,244	$50,150	$(1,087,838)	$795,905
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	$(683)	$48,490	$418	$-	$48,225
Intercompany payables	269,042	-	4,371	(273,413)	-
Income taxes	-	-	90	-	90
Accrued insurance	489	36,658	-	-	37,147
Accrued compensation	3,828	36,655	604	-	41,087
Other current liabilities	1,719	15,728	1,404	-	18,851
Total current liabilities	274,395	137,531	6,887	(273,413)	145,400
Deferred income taxes	(12,330)	51,601	(9,808)	-	29,463
Long-term debt	166,784	-	-	-	166,784
Deferred compensation liabilities	-	-	30,693	-	30,693
Other liabilities	2,816	4,630	2,435	-	9,881
Stockholders' equity	413,684	794,482	19,943	(814,425)	413,684
Total liabilities and stockholders' equity	$845,349	$988,244	$50,150	$(1,087,838)	$795,905

December 31, 2010		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$45,324	$(1,571)	$6,164	$-	$49,917
Accounts receivable, less allowances	802	111,716	481	-	112,999
Intercompany receivables	-	172,426	-	(172,426)	-
Inventories	-	7,191	537	-	7,728
Current deferred income taxes	(688)	15,666	120	-	15,098
Prepaid income taxes	2,787	(1,809)	(208)	-	770
Prepaid expenses	782	9,244	259	-	10,285
Total current assets	49,007	312,863	7,353	(172,426)	196,797
Investments of deferred compensation plans	-	-	28,304	-	28,304
Properties and equipment, at cost, less accumulated depreciation	12,513	64,743	2,036	-	79,292
Identifiable intangible assets less accumulated amortization	-	57,858	-	-	57,858
Goodwill	-	453,864	4,479	-	458,343
Other assets	6,049	1,343	2,175	-	9,567
Investments in subsidiaries	716,815	18,696	-	(735,511)	-
Total assets	$784,384	$909,367	$44,347	$(907,937)	$830,161
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	$4,924	$50,457	$448	$-	$55,829
Intercompany payables	167,067	-	5,359	(172,426)	-
Income taxes	(7,190)	8,745	(394)	-	1,161
Accrued insurance	906	35,586	-	-	36,492
Accrued compensation	4,235	35,016	468	-	39,719
Other current liabilities	1,549	13,447	1,145	-	16,141
Total current liabilities	171,491	143,251	7,026	(172,426)	149,342
Deferred income taxes	(11,356)	45,168	(8,727)	-	25,085
Long-term debt	159,208	-	-	-	159,208
Deferred compensation liabilities	-	-	27,851	-	27,851
Other liabilities	2,992	3,123	511	-	6,626
Stockholders' equity	462,049	717,825	17,686	(735,511)	462,049
Total liabilities and stockholders' equity	$784,384	$909,367	$44,347	$(907,937)	$830,161

For the year ended December 31, 2011		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$-	$1,328,425	$27,545	$-	$1,355,970
Cost of services provided and goods sold	-	955,628	14,856	-	970,484
Selling, general and administrative expenses	21,895	172,368	7,997	-	202,260
Depreciation	945	23,496	806	-	25,247
Amortization	1,756	2,496	-	-	4,252
Total costs and expenses	24,596	1,153,988	23,659	-	1,202,243
Income/ (loss) from operations	(24,596)	174,437	3,886	-	153,727
Interest expense	(13,177)	(587)	(124)	-	(13,888)
Other (expense)/income - net	16,507	(16,591)	801	-	717
Income/ (loss) before income taxes	(21,266)	157,259	4,563	-	140,556
Income tax (provision)/ benefit	6,564	(59,407)	(1,734)	-	(54,577)
Equity in net income of subsidiaries	100,681	3,001	-	(103,682)	-
Net income	$85,979	$100,853	$2,829	$(103,682)	$85,979

For the year ended December 31, 2010		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$-	$1,254,856	$25,689	$-	$1,280,545
Cost of services provided and goods sold	-	892,596	13,420	-	906,016
Selling, general and administrative expenses	23,262	170,223	8,479	-	201,964
Depreciation	860	22,732	794	-	24,386
Amortization	1,404	3,253	-	-	4,657
Total costs and expenses	25,526	1,088,804	22,693	-	1,137,023
Income/ (loss) from operations	(25,526)	166,052	2,996	-	143,522
Interest expense	(11,596)	(363)	-	-	(11,959)
Other (expense)/income - net	15,520	(15,451)	2,199	-	2,268
Income/ (loss) before income taxes	(21,602)	150,238	5,195	-	133,831
Income tax (provision)/ benefit	6,859	(56,905)	(1,954)	-	(52,000)
Equity in net income of subsidiaries	96,574	3,308	-	(99,882)	-
Net income	$81,831	$96,641	$3,241	$(99,882)	$81,831

For the year ended December 31, 2009		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$-	$1,166,972	$23,264	$-	$1,190,236
Cost of services provided and goods sold	-	822,788	11,786	-	834,574
Selling, general and administrative expenses	23,199	163,600	10,627	-	197,426
Depreciation	602	20,221	712	-	21,535
Amortization	1,222	5,145	-	-	6,367
Other operating expenses	3,989	-	-	-	3,989
Total costs and expenses	29,012	1,011,754	23,125	-	1,063,891
Income/ (loss) from operations	(29,012)	155,218	139	-	126,345
Interest expense	(11,040)	(565)	6	-	(11,599)
Other (expense)/income - net	5,428	(5,422)	5,868	-	5,874
Income/ (loss) before income taxes	(34,624)	149,231	6,013	-	120,620
Income tax (provision)/ benefit	12,058	(56,543)	(2,098)	-	(46,583)
Equity in net income of subsidiaries	96,603	4,043	-	(100,646)	-
Income from continuing operations	74,037	96,731	3,915	(100,646)	74,037
Discontinued Operations	(253)	-	-	-	(253)
Net income	$73,784	$96,731	$3,915	$(100,646)	$73,784

For the year ended December 31, 2011		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$12,444	$158,159	$3,740	$174,343
Cash Flow from Investing Activities:
Capital expenditures	(73)	(28,145)	(1,374)	(29,592)
Business combinations, net of cash acquired	-	(3,664)	-	(3,664)
Other sources/(uses) - net	(191)	(730)	63	(858)
Net cash used by investing activities	(264)	(32,539)	(1,311)	(34,114)
Cash Flow from Financing Activities:
Purchases of treasury stock	(147,791)	-	(95)	(147,886)
Dividends paid to shareholders	(12,538)	-	-	(12,538)
Proceeds from exercise of stock options	8,036	-	-	8,036
Realized excess tax benefit on share based compensation	3,854	-	-	3,854
Debt issuance costs	(2,657)	-	-	(2,657)
Change in cash overdrafts payable	9	(835)	-	(826)
Change in intercompany accounts	126,040	(124,636)	(1,404)	-
Other sources - net	13	-	(61)	(48)
Net cash provided/ (used) by financing activities	(25,034)	(125,471)	(1,560)	(152,065)
Net increase/(decrease) in cash and cash equivalents	(12,854)	149	869	(11,836)
Cash and cash equivalents at beginning of year	45,324	(1,571)	6,164	49,917
Cash and cash equivalents at end of period	$32,470	$(1,422)	$7,033	$38,081

For the year ended December 31, 2010		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$2,862	$81,781	$1,369	$86,012
Cash Flow from Investing Activities:
Capital expenditures	(18)	(24,677)	(944)	(25,639)
Business combinations, net of cash acquired	-	(9,469)	-	(9,469)
Other sources/(uses) - net	(157)	(688)	253	(592)
Net cash used by investing activities	(175)	(34,834)	(691)	(35,700)
Cash Flow from Financing Activities:
Purchases of treasury stock	(109,326)	-	(4)	(109,330)
Dividends paid to shareholders	(11,881)	-	-	(11,881)
Proceeds from exercise of stock options	5,327	-	-	5,327
Realized excess tax benefit on share based compensation	3,357	-	-	3,357
Change in cash overdrafts payable	1,645	(2,226)	-	(581)
Change in intercompany accounts	44,135	(45,071)	936	-
Other sources - net	49	-	248	297
Net cash provided/ (used) by financing activities	(66,694)	(47,297)	1,180	(112,811)
Net increase/(decrease) in cash and cash equivalents	(64,007)	(350)	1,858	(62,499)
Cash and cash equivalents at beginning of year	109,331	(1,221)	4,306	112,416
Cash and cash equivalents at end of period	$45,324	$(1,571)	$6,164	$49,917

For the year ended December 31, 2009		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$950	$153,387	$6,495	$160,832
Cash Flow from Investing Activities:
Capital expenditures	(448)	(20,394)	(654)	(21,496)
Business combinations, net of cash acquired	-	(1,919)	-	(1,919)
Other sources/(uses) - net	702	(312)	183	573
Net cash provided/(used) by investing activities	254	(22,625)	(471)	(22,842)
Cash Flow from Financing Activities:
Change in cash overdrafts payable	19	2,872	-	2,891
Change in intercompany accounts	140,674	(135,226)	(5,448)	-
Dividends paid to shareholders	(8,157)	-	-	(8,157)
Purchases of treasury stock	(4,225)	-	-	(4,225)
Proceeds from exercise of stock options	545	-	-	545
Realized excess tax benefit on share based compensation	1,955	-	-	1,955
Net decrease in revolving line of credit	(8,200)	-	-	(8,200)
Repayment of long-term debt	(14,500)	(169)	-	(14,669)
Other sources/(uses) - net	(49)	338	369	658
Net cash provided/ (used) by financing activities	108,062	(132,185)	(5,079)	(29,202)
Net increase/(decrease) in cash and cash equivalents	109,266	(1,423)	945	108,788
Cash and cash equivalents at beginning of year	65	202	3,361	3,628
Cash and cash equivalents at end of period	$109,331	$(1,221)	$4,306	$112,416

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

CHEMED CORPORATION AND SUBSIDIARY COMPANIES
VALUATION AND QUALIFYING ACCOUNTS
(IN THOUSANDS)
DR/(CR)

		ADDITIONS
		(CHARGED)
		CREDITED	(CHARGED)
	BALANCE AT	TO COSTS	CREDITED		BALANCE
	BEGINNING	AND	TO OTHER	DEDUCTIONS	AT END
DESCRIPTION	OF PERIOD	EXPENSES	ACCOUNTS	(a)	OF PERIOD
Allowances for doubtful
accounts (b)

For the year 2011	$(13,332)	$(8,686)	$(786)	$11,280	$(11,524)

For the year 2010	$(12,595)	$(9,118)	$(472)	$8,853	$(13,332)

For the year 2009	$(10,320)	$(10,861)	$(656)	$9,242	$(12,595)

Allowances for doubtful
accounts - notes
receivable (c)

For the year 2011	$(368)	$123	$(60)	$-	$(305)

For the year 2010	$(408)	$40	$-	$-	$(368)

For the year 2009	$(482)	$28	$44	$2	$(408)

(a) With respect to allowances for doubtful accounts, deductions include accounts considered uncollectible or written off, payments, companies divested, etc.

(b) Classified in consolidated balance sheet as a reduction of accounts receivable.

(c) Classified in consolidated balance sheet as a reduction of other assets.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Nature Of Operations
NATURE OF OPERATIONS
We operate through our two wholly-owned subsidiaries: VITAS Healthcare Corporation ("VITAS") and Roto-Rooter Group, Inc. ("Roto-Rooter"). VITAS focuses on hospice care that helps make terminally ill patients' final days as comfortable as possible. Through its team of doctors, nurses, home health aides, social workers, clergy and volunteers, VITAS provides direct medical services to patients, as well as spiritual and emotional counseling to both patients and their families. Roto-Rooter provides plumbing and drain cleaning services to both residential and commercial customers. Through its network of company-owned branches, independent contractors and franchisees, Roto-Rooter offers plumbing and drain cleaning service to over 90% of the U.S. population.

Principles Of Consolidation

PRINCIPLES OF CONSOLIDATION
The consolidated financial statements include the accounts of Chemed Corporation and its wholly owned subsidiaries.  All significant intercompany transactions have been eliminated.

We have analyzed the provisions of the Financial Accounting Standards Board ("FASB") authoritative guidance on the consolidation of variable interest entities relative to our contractual relationships with Roto-Rooter's independent contractors and franchisees.  The guidance requires the primary beneficiary of a Variable Interest Entity ("VIE") to consolidate the accounts of the VIE.  Based upon the guidance provided by the FASB, we have concluded that neither the independent contractors nor the franchisees are VIEs.

Cash Equivalents	CASH EQUIVALENTS Cash equivalents comprise short-term, highly liquid investments, including money market funds that have original maturities of three months or less.
Accounts And Loans Receivable

ACCOUNTS AND LOANS RECEIVABLE
Accounts and loans receivable are recorded at the principal balance outstanding less estimated allowances for uncollectible accounts.  For the Roto-Rooter segment, allowances for trade accounts receivable are generally provided for accounts more than 90 days past due, although collection efforts continue beyond that time.  Due to the small number of loans receivable outstanding, allowances for loan losses are determined on a case-by-case basis.  For the VITAS segment, allowances for accounts receivable are provided on accounts based on expected collection rates by payer types. The expected collection rate is based on both historical averages and known current trends.  Final write-off of overdue accounts or loans receivable is made when all reasonable collection efforts have been made and payment is not forthcoming.  We closely monitor our receivables and periodically review procedures for granting credit to attempt to hold losses to a minimum.

As of December 31, 2011, VITAS has approximately $720,000 in unbilled revenue included in accounts receivable (December 31, 2010 - $2.8 million).  The unbilled revenue at VITAS relates to hospice programs currently undergoing focused medical reviews ("FMR").  During FMR, surveyors working on behalf of the U.S. Federal government review certain patient files for compliance with Medicare regulations.  During the time the patient file is under review, we are unable to bill for care provided to those patients.  We make appropriate provisions to reduce our accounts receivable balance for any governmental or other payer reviews resulting in denials of patient service revenue.  We believe our hospice programs comply with all payer requirements at the time of billing.  However, we cannot predict whether future billing reviews or similar audits by payers will result in material denials or reductions in revenue.

Concentration Of Risk

CONCENTRATION OF RISK
As of December 31, 2011 and 2010, approximately 51% and 72%, respectively, of VITAS' total accounts receivable balance were due from Medicare and 34% and 20%, respectively, of VITAS' total accounts receivable balance were due from various state Medicaid programs.  Combined accounts receivable from Medicare and Medicaid represent 76% of the net accounts receivable in the accompanying consolidated balance sheet as of December 31, 2011.

As further described in Note 20, we have agreements with one vendor to provide specified pharmacy services for VITAS and its hospice patients.  In 2011 and 2010, respectively, purchases made from this vendor represent over 90% of all pharmacy services used by VITAS.

Inventories
INVENTORIES
Substantially all of the inventories are either general merchandise or finished goods.  Inventories are stated at the lower of cost or market.  For determining the value of inventories, cost methods that reasonably approximate the first-in, first-out ("FIFO") method are used.

Depreciation And Properties And Equipment

DEPRECIATION AND PROPERTIES AND EQUIPMENT
Depreciation of properties and equipment is computed using the straight-line method over the estimated useful lives of the assets.  Leasehold improvements are amortized over the lesser of the remaining lease terms (excluding option terms) or their useful lives.  Expenditures for maintenance, repairs, renewals and betterments that do not materially prolong the useful lives of the assets are expensed as incurred. The cost of property retired or sold and the related accumulated depreciation are removed from the accounts, and the resulting gain or loss is reflected currently in income.

Expenditures for major software purchases and software developed for internal use are capitalized and depreciated using the straight-line method over the estimated useful lives of the assets.  For software developed for internal use, external direct costs for materials and services and certain internal payroll and related fringe benefit costs are capitalized in accordance with the FASB's authoritative guidance on accounting for the costs of computer software developed or obtained for internal use.

The weighted average lives of our property and equipment at December 31, 2011, were:

Buildings and building improvements	10.1	yrs.
Transportation equipment	14.4
Machinery and equipment	5.6
Computer software	5.0
Furniture and fixtures	4.7

GOODWILL AND INTANGIBLE ASSETS
Identifiable, definite-lived intangible assets arise from purchase business combinations and are amortized using either an accelerated method or the straight-line method over the estimated useful lives of the assets.  The selection of an amortization method is based on which method best reflects the economic pattern of usage of the asset.  The weighted average lives of our identifiable, definite-lived intangible assets at December 31, 2011, were:

Goodwill And Intangible Assets

Covenants not to compete	6.4	yrs.
Reacquired franchise rights	6.7
Referral networks	10.0
Customer lists	13.3

The date of our annual goodwill and indefinite-lived intangible asset impairment analysis is October 1.  The VITAS trade name is considered to have an indefinite life.  We also capitalize the direct costs of obtaining licenses to operate either hospice programs or plumbing operations subject to a minimum capitalization threshold.  These costs are amortized over the life of the license using the straight line method.  Certificates of Need (CON), which are required in certain states for hospice operations, are generally granted without expiration and thus, we believe them to be indefinite-lived assets subject to impairment testing.

For valuing the VITAS tradename, we perform a discounted cash flow analysis on the expected theoretical royalty cash stream from the VITAS tradename.  For valuing capitalized CON costs, we perform a discounted cash flow analysis on the expected income from the operating unit projecting income on a "with and without" basis.  This method compares the expected income stream from the operating unit with a theoretical income stream assuming that the applicable state did not have a CON requirement.  The difference in the discounted income streams is attributed as being the fair value of the CON.   Based on these calculations, neither the VITAS tradename nor the capitalized CON costs are impaired.

We consider that Roto-Rooter Corp. (RRC), Roto-Rooter Services Co. (RRSC) and VITAS are appropriate reporting units for testing goodwill impairment.  We consider RRC and RRSC separate reporting units but one operating segment.  This is appropriate as they each have their own set of general ledger accounts that can be analyzed at "one level below an operating segment" per the definition of a reporting unit in FASB guidance.

In September 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-08 – Goodwill Impairment Testing which provides additional guidance related to the impairment testing of goodwill.  ASU No. 2011-08 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test.  An entity will no longer be required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.  The revised guidance is effective for fiscal years beginning after December 15, 2011 but early adoption is permitted.  We adopted the new guidelines for our impairment test conducted as of October 1, 2011.  Based on our review of qualitative factors, such as financial performance of the reporting units and the macro-economic environment, we determined it was more likely than not that the fair value of each of our reporting units exceeded their respective recorded values. Accordingly, we concluded that the two-step quantitative goodwill impairment test is not necessary.

Long-Lived Assets
LONG-LIVED ASSETS
If we believe a triggering event may have occurred that indicates a possible impairment of our long-lived assets, we perform an estimate and valuation of the future benefits of our long-lived assets (other than goodwill, the VITAS trade name and capitalized CON costs) based on key financial indicators. If the projected undiscounted cash flows of a major business unit indicate that property and equipment or identifiable, definite-lived intangible assets have been impaired, a write-down to fair value is made.

Other Assets

OTHER ASSETS
Debt issuance costs are included in other assets.  Issuance costs related to revolving credit agreements are amortized using the straight line method, over the life of the agreement.  All are other issuance costs are amortized using the effective interest method over the life of the debt

Revenue Recognition

REVENUE RECOGNITION
Both the VITAS segment and Roto-Rooter segment recognize service revenues and sales when the earnings process has been completed.  Generally, this occurs when services are provided or products are delivered.  Sales of Roto-Rooter products, including drain cleaning machines and drain cleaning solution, comprise less than 3% of our total service revenues and sales for each of the three years in the period ended December 31, 2011

Charity Care

CHARITY CARE
VITAS provides charity care, in certain circumstances, to patients without charge when management of the hospice program determines that the patient does not have the financial wherewithal to make payment.  There is no revenue or associated accounts receivable in the accompanying consolidated financial statements related to charity care.

The cost of providing charity care during the years ended December 31, 2011, 2010 and 2009 was $7.3 million, $7.2 million and $6.3 million, respectively.  The cost of charity care is calculated by taking the ratio of charity care days to total days of care and multiplying by total cost of care

Sales Tax

SALES TAX
The Roto-Rooter segment collects sales tax from customers when required by state and federal laws.  We record the amount of sales tax collected net in the accompanying consolidated statement of income.

Guarantees
GUARANTEES
In the normal course of business, Roto-Rooter enters into various guarantees and indemnifications in our relationships with customers and others.  These arrangements include guarantees of services for periods ranging from one day to one year and product satisfaction guarantees.  Mainly due to our technicians being commission-based, guarantees and indemnifications do not materially impact our financial condition, results of operations or cash flows.  Therefore, no liability for guarantees has been recorded as of December 31, 2011 or 2010.

Operating Expenses
OPERATING EXPENSES
Cost of services provided and goods sold (excluding depreciation) includes salaries, wages and benefits of service providers and field personnel, material costs, medical supplies and equipment, pharmaceuticals, insurance costs, service vehicle costs and other expenses directly related to providing service revenues or generating sales.  Selling, general and administrative expenses include salaries, wages, stock option expense and benefits of selling, marketing and administrative employees, advertising expenses, communications and branch telephone expenses, office rent and operating costs, legal, banking and professional fees and other administrative costs.  The cost associated with VITAS sales personnel is included in cost of services provided and goods sold (excluding depreciation).

Advertising
ADVERTISING
We expense the production costs of advertising the first time the advertising takes place.  The costs of telephone directory listings are expensed when the directories are placed in circulation.  These directories are generally in circulation for approximately one year, at which point they are typically replaced by the publisher with a new directory.  We generally pay for directory placement assuming it is in circulation for one year.  If the directory is in circulation for less than or greater than one year, we receive a credit or additional billing, as necessary.  We do not control the timing of when a new directory is placed in circulation.  Advertising expense in continuing operations for the year ended December 31, 2011, was $27.2 million (2010 – $27.7 million; 2009 - $27.0 million).

Computation Of Earnings Per Share
COMPUTATION OF EARNINGS PER SHARE
Earnings per share are computed using the weighted average number of shares of capital stock outstanding.  Diluted earnings per share reflect the dilutive impact of our outstanding stock options and nonvested stock awards.  Stock options whose exercise price is greater than the average market price of our stock are excluded from the computation of diluted earnings per share.

Stock-Based Compensation Plans
STOCK-BASED COMPENSATION PLANS
Stock-based compensation cost is measured at the grant date, based on the fair value of the award and recognized as expense over the employee's requisite service period on a straight-line basis.

Insurance Accruals

INSURANCE ACCRUALS
For our Roto-Rooter segment and Corporate Office, we self-insure for all casualty insurance claims (workers' compensation, auto liability and general liability).  As a result, we closely monitor and frequently evaluate our historical claims experience to estimate the appropriate level of accrual for self-insured claims.  Our third-party administrator ("TPA") processes and reviews claims on a monthly basis.  Currently, our exposure on any single claim is capped at $500,000.  In developing our estimates, we accumulate historical claims data for the previous 10 years to calculate loss development factors ("LDF") by insurance coverage type.  LDFs are applied to known claims to estimate the ultimate potential liability for known and unknown claims for each open policy year.  LDFs are updated annually.  Because this methodology relies heavily on historical claims data, the key risk is whether the historical claims are an accurate predictor of future claims exposure.  The risk also exists that certain claims have been incurred and not reported on a timely basis.  To mitigate these risks, in conjunction with our TPA, we closely monitor claims to ensure timely accumulation of data and compare claims trends with the industry experience of our TPA.

For the VITAS segment, we self-insure for workers' compensation claims.  Currently, VITAS' exposure on any single claim is capped at $750,000. For VITAS' self-insurance accruals for workers' compensation, the valuation methods used are similar to those used internally for our other business units.

Our casualty insurance liabilities are recorded gross before any estimated recovery for amounts exceeding our stop loss limits.  Estimated recoveries from insurance carriers are recorded as accounts receivable

Taxes On Income

TAXES ON INCOME
Deferred taxes are provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carry-forwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amount of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in our opinion, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in laws and rates on the date of enactment.

We are subject to income taxes in Canada, U.S. federal and most state jurisdictions.  Significant judgment is required to determine our provision for income taxes.  Our financial statements reflect expected future tax consequences of such uncertain positions assuming the taxing authorities' full knowledge of the position and all relevant facts

Contingencies

CONTINGENCIES
We are subject to various lawsuits and claims in the normal course of our business.  In addition, we periodically receive communications from governmental and regulatory agencies concerning compliance with Medicare and Medicaid billing requirements at our VITAS subsidiary.  We establish reserves for specific, uninsured liabilities in connection with regulatory and legal action that we deem to be probable and estimable.   We record legal fees associated with legal and regulatory actions as the costs are incurred.  We disclose material loss contingencies that are probable but not reasonably estimable and those that are at least reasonably possible

Estimates

ESTIMATES
The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.  Disclosures of aftertax expenses and adjustments are based on estimates of the effective income tax rates for the applicable segments

Reclassifications

RECLASSIFICATIONS
Certain reclassifications have been made to prior-year amounts to conform to current year classifications.  In 2011 we reclassified capitalized direct costs of obtaining licenses to operate plumbing locations and hospice programs from other long-term assets to intangible assets.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Weighted Average Lives Of Property And Equipment
Buildings and building improvements	10.1	yrs.
Transportation equipment	14.4
Machinery and equipment	5.6
Computer software	5.0
Furniture and fixtures	4.7

Schedule Of Weighted Average Lives Of Identifiable, Definite-Lived Intangible Assets
Covenants not to compete	6.4	yrs.
Reacquired franchise rights	6.7
Referral networks	10.0
Customer lists	13.3

Hospice Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2011
Hospice Revenue Recognition [Abstract]
Schedule Of Allowance For Doubtful Accounts

	Medicare	Medicaid	Commercial	Other	Total
Beginning Balance January 1, 2010	$6,268	$2,535	$1,630	$505	$10,938
Bad debt provision	2,918	2,922	1,745	314	7,899
Write-offs	(2,218)	(2,653)	(2,152)	(436)	(7,459)
Other/Contractual adjustments	-	-	-	423	423
Ending Balance December 31, 2010	6,968	2,804	1,223	806	11,801
Bad debt provision	315	4,323	2,245	172	7,055
Write-offs	(2,368)	(4,030)	(1,915)	(1,282)	(9,595)
Other/Contractual adjustments	2	-	16	724	742
Ending Balance December 31, 2011	$4,917	$3,097	$1,569	$420	$10,003

Medicare Cap Liability

	2011	2010
Beginning Balance January 1,	$1,371	$1,981
Expense - 2012 measurement period	2,578	-
Reversal - 2011 measurement period	(786)	-
Expense - 2011 measurement period	-	1,110
Reversal - 2010 measurement period	-	(1,720)
Other	(198)	-
Ending Balance December 31,	$2,965	$1,371

Long-Term Debt And Lines Of Credit (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt And Lines Of Credit [Abstract]
Debt Amounts Included In Consolidated Balance Sheet

	December 31,
	2011	2010
Principal amount of convertible debentures	$186,956	$186,956
Unamortized debt discount	(20,172)	(27,748)
Carrying amount of convertible debentures	$166,784	$159,208
Additional paid in capital (net of tax)	$31,310	$31,310

Interest Expense Included In Consolidated Income Statement

	December 31,
	2011	2010	2009
Cash interest expense	$5,175	$4,224	$4,350
Non-cash amortization of debt discount	7,576	7,081	6,617
Amortization of debt costs	1,137	654	632
Total interest expense	$13,888	$11,959	$11,599

Schedule Of Total Amounts Of Interest Paid
2011	$4,754
2010	4,113
2009	4,667

Financial Debt Covenants
Description	Requirement	Chemed

Leverage Ratio (Consolidated Indebtedness/Consolidated Adj.
EBITDA)	< 3.50 to 1.00	1.09 to 1.00

Fixed Charge Coverage Ratio (Consolidated Free Cash
Flow/Consolidated Fixed Charges)	> 1.50 to 1.00	2.47 to 1.00

Annual Operating Lease Commitment	< $30.0 million	$19.8 million

Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation Plans [Abstract]
Schedule Of Total Stock Option And Award Activity

	Stock Options				Stock Awards
		Weighted Average		Aggregate		Weighted
			Remaining	Intrinsic		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date
	Options	Price	Life (Years)	(thousands)	Shares	Price

Outstanding at January 1, 2011	2,586,646	$47.19			151,620	$48.00
Granted	513,100	65.17			125,741	64.74
Exercised/Vested	(433,321)	36.22			(58,238)	57.61
Canceled/ Forfeited	(27,902)	51.99			(4,000)	44.02
Outstanding at December 31, 2011	2,638,523	52.44	6.6	$12,748	215,123	55.25
Vested and expected to vest
at December 31, 2011	2,630,500	52.45	6.6	12,724	n.a.	n.a.
Exercisable at December 31, 2011	1,630,660	49.22	5.5	11,506	n.a.	n.a.

Schedule Of Fair Value Assumptions Used To Value The Grants

	2011	2010	2009

Stock price on date of issuance	$65.17	$52.76	$44.02
Grant date fair value per share	$19.08	$15.21	$14.04
Number of options granted	513,100	515,100	508,600
Expected term (years)	4.9	5.1	5.1
Risk free rate of return	2.35%	2.43%	1.74%
Volatility	32.8%	33.5%	35.0%
Dividend yield	1.0%	1.5%	0.6%
Forfeiture rate	-	1.6%	2.0%

Schedule Of Other Data For Stock Option And Stock Award Activity

	Years Ended December 31,
	2011	2010	2009

Total compensation cost of stock-based compensation
plans charged against income	$14,237	$14,961	$15,726
Total income tax benefit recognized in income for stock
based compensation plans	5,232	5,499	5,780
Total intrinsic value of stock options exercised	12,925	10,096	5,079
Total intrinsic value of stock awards vested during the period	3,757	8,437	5,604
Per-share weighted averaged grant-date fair value of
stock awards granted	64.74	57.13	44.54

Schedule Of Other Data For Stock Options And Stock Awards

	Stock	Stock
	Options	Awards
Total unrecognized compensation related to nonvested options and awards at end of year	$9,851	$5,995
Weighted average period over which unrecognized compensation cost of nonvested options
and awards to be recognized (years)	1.8	1.8
Actual income tax benefit realized from options exercised during the year	$4,764	n.a.

Schedule Of Price Targets And Pools Of Unrestricted Shares To Be Granted

	February 2011 Price Targets for the			May 2009 Price Targets for the
	three years ending February 18, 2014			three years ending February 28, 2012
Price target	$79.00	$85.00	$90.00	$54.00	$58.00	$62.00
Number of shares in the pool	25,000	25,000	25,000	22,500	33,750	33,750
Shares awarded:
From the pool	-	-	-	22,500	33,750	33,750
Discretionary shares	-	-	-	5,400	7,350	7,350
Total shares	-	-	-	27,900	41,100	41,100
Pretax cost of award (in thousands)	n.a.	n.a.	n.a.	$1,799	$2,935	$3,012
Date of award	n.a.	n.a.	n.a.	April 2010	December 2010	January 2011

Schedule Of Cumulative Adjusted EBITDA Earnings Targets And Pools Of Unrestricted Shares To Be Granted

	Cumulative EBITDA Targets
	November 2009	May 2007
Beginning measurement date	January 1, 2010	January 1, 2007
Three-year EBITDA Target (in thousands)	$640,000	$465,000
Four-year EBITDA target (in thousands)	825,000	604,000
Shares in EBITDA pool	80,000	80,000
Shares awarded:
From the pool	-	80,000
Discretionary shares	-	16,200
Total shares	-	96,200
Pretax cost of award (in thousands)	-	$5,007
Date of award	n.a.	November 2009

Segments And Nature Of The Business (Tables)	12 Months Ended
Dec. 31, 2011
Segments And Nature Of The Business [Abstract]
Schedule Of Segment Data For Continuing Operations

	For the Years Ended December 31,
	2011	2010	2009
Revenues by Type of Service
VITAS
Routine homecare	$718,658	$666,562	$615,408
Continuous care	158,466	153,050	141,272
General inpatient	110,742	105,588	97,356
Estimated BNAF	-	-	1,950
Medicare cap	(1,594)	610	(1,643)
Total segment	986,272	925,810	854,343
Roto-Rooter
Sewer and drain cleaning	138,932	135,704	136,503
Plumbing repair and maintenance	177,363	168,625	151,072
Independent contractors	26,711	22,943	21,620
HVAC repair and maintenance	3,410	4,183	4,031
Other products and services	23,282	23,280	22,667
Total segment	369,698	354,735	335,893
Total service revenues and sales	$1,355,970	$1,280,545	$1,190,236
Aftertax Segment Earnings/(Loss)
VITAS	$80,358	$79,796	$71,696
Roto-Rooter	34,879	31,678	33,040
Total	115,237	111,474	104,736
Corporate	(29,258)	(29,643)	(30,699)
Discontinued operations	-	-	(253)
Net income	$85,979	$81,831	$73,784
Interest Income
VITAS	$4,293	$4,852	$4,581
Roto-Rooter	2,176	2,661	2,587
Total	6,469	7,513	7,168
Corporate	91	175	83
Intercompany eliminations	(6,134)	(7,244)	(6,828)
Total interest income	$426	$444	$423
Interest Expense
VITAS	$229	$131	$374
Roto-Rooter	358	233	186
Total	587	364	560
Corporate	13,301	11,595	11,039
Total interest expense	$13,888	$11,959	$11,599
Income Tax Provision
VITAS	$48,835	$48,601	$43,637
Roto-Rooter	21,353	19,547	20,372
Total	70,188	68,148	64,009
Corporate	(15,611)	(16,148)	(17,426)
Total income tax provision	$54,577	$52,000	$46,583
	For the Years Ended December 31,
	2011	2010	2009
Identifiable Assets
VITAS	$504,677	$531,247	$476,621
Roto-Rooter	212,234	205,601	191,254
Total	716,911	736,848	667,875
Corporate	78,994	93,313	151,595
Total identifiable assets	$795,905	$830,161	$819,470
Additions to Long-Lived Assets
VITAS	$24,298	$17,492	$14,945
Roto-Rooter	9,426	18,035	8,067
Total	33,724	35,527	23,012
Corporate	72	18	448
Total additions to long-lived assets	$33,796	$35,545	$23,460
Depreciation and Amortization
VITAS	$18,480	$18,900	$17,973
Roto-Rooter	8,729	8,289	8,509
Total	27,209	27,189	26,482
Corporate	2,290	1,854	1,420
Total depreciation and amortization	$29,499	$29,043	$27,902

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Schedule By Year Of Projected Amortization Expense For Definite-Lived Intangible Assets
2012	$1,487
2013	1,487
2014	508
2015	277
2016	242
Thereafter	307

Schedule Of Intangible Assets

	Gross	Accumulated	Net Book
	Asset	Amortization	Value
December 31, 2011
Referral networks	$21,729	$(18,647)	$3,082
Covenants not to compete	9,286	(8,885)	401
Customer lists	1,222	(1,118)	104
Reacquired franchise rights	974	(254)	720
Subtotal - definite-lived intangibles	33,211	(28,904)	4,307
VITAS trade name	51,300	-	51,300
Operating licenses	2,655	-	2,655
Total	$87,166	$(28,904)	$58,262
December 31, 2010
Referral networks	$21,140	$(17,427)	$3,713
Covenants not to compete	9,211	(8,814)	397
Customer lists	1,223	(1,089)	134
Reacquired franchise rights	974	(108)	866
Subtotal - definite-lived intangibles	32,548	(27,438)	5,110
VITAS trade name	51,300	-	51,300
Operating licenses	1,448	-	1,448
Total	$85,296	$(27,438)	$57,858

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2011
VITAS Segment During 2011 [Member]
Business Acquisition, Purchase Price Allocation
Working capital	$382
Identifiable intangible assets	951
Goodwill	2,320
Other assets and liabilities - net	11
$3,664

Roto-Rooter [Member]
Business Acquisition, Purchase Price Allocation
Working capital	$268
Identifiable intangible assets	589
Goodwill	8,225
Other assets and liabilities - net	387
$9,469

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Schedule Of Discontinued Operations

	For the Years Ended December 31,
	2011	2010	2009

Adjustment to accruals of operations discontinued in prior years:
Casualty insurance costs	$-	$-	$(400)
Loss before income taxes	-	-	(400)
All other income taxes	-	-	147
Total adjustments	-	-	(253)
Total discontinued operations	$-	$-	$(253)
Earnings/(loss) per share	$-	$-	$(0.01)
Diluted earnings/(loss) per share	$-	$-	$(0.02)

Schedule Of Estimated Timing Of Payments Of Liabilities
2012	$826
2013	300
Thereafter	601
$1,727

Other Income - Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Income - Net [Abstract]
Schedule Of Other Income - Net From Continuing Operations

	For the Years Ended December31,
	2011	2010	2009
Market value gains on assets held in deferred
compensation trust	$798	$2,210	$5,802
Loss on disposal of property and equipment	(441)	(425)	(369)
Interest income	426	444	423
Other - net	(66)	39	18
Total other income	$717	$2,268	$5,874

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	For the Years Ended December 31,
	2011	2010	2009
Continuing Operations:
Current
U.S. federal	$40,762	$46,789	$36,182
U.S. state and local	5,961	6,981	4,960
Foreign	612	639	462
Deferred
U.S. federal, state and local	7,227	(2,418)	4,980
Foreign	15	9	(1)
Total	$54,577	$52,000	$46,583
Discontinued Operations:
Current U.S. federal	$-	$-	$(65)
Current U.S. state and local	-	-	(5)
Deferred U.S. federal, state and local	-	-	(77)
Total	$-	$-	$(147)

Summary Of Temporary Differences That Give Rise To Deferred Tax Assets/ (Liabilities)

	December 31,
	2011	2010
Accrued liabilities	$27,687	$26,334
Stock compensation expense	12,200	10,257
Allowance for uncollectible accounts receivable	1,905	2,695
State net operating loss carryforwards	1,633	1,379
Other	2,845	2,763
Deferred income tax assets	46,270	43,428
Amortization of intangible assets	(42,192)	(40,135)
Accelerated tax depreciation	(16,322)	(10,499)
Revenue recognition	(1,684)	-
Currents assets	(1,315)	(1,148)
Other	(1,530)	(1,397)
Deferred income tax liabilities	(63,043)	(53,179)
Net deferred income tax liabilities	$(16,773)	$(9,751)

Schedule Of Significant Changes To Unrecognized Tax Benefits

	2011	2010	2009
Balance at January 1,	$704	$1,010	$1,202
Unrecognized tax benefits due to positions taken in current year	2,038	119	136
Decrease due to settlement with taxing authorities	-	-	(214)
Decrease due to expiration of statute of limitations	(130)	(425)	(93)
Other	-	-	(21)
Balance at December 31,	$2,612	$704	$1,010

Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate

	For the Years Ended December 31,
	2011	2010	2009
Income tax provision calculated using
the statutory rate of 35%	$49,195	$46,841	$42,217
State and local income taxes,
less federal income tax effect	4,733	4,509	3,837
Nondeductible expenses	1,021	928	854
Impact of deferred compensation plans	(1)	(27)	(190)
Other --net	(371)	(251)	(135)
Income tax provision	$54,577	$52,000	$46,583
Effective tax rate	38.8%	38.9%	38.6%

Schedule Of Income Taxes Paid
2011	$44,343
2010	49,532
2009	40,872

Properties And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Properties And Equipment [Abstract]
Schedule Of Properties And Equipment

	December 31,
	2011	2010
Land	$1,360	$1,360
Buildings	40,424	32,788
Transportation equipment	19,412	18,837
Machinery and equipment	62,467	58,706
Computer software	44,805	47,203
Furniture and fixtures	58,317	51,277
Projects under development	2,875	1,817
Total properties and equipment	229,660	211,988
Less accumulated depreciation	(146,709)	(132,696)
Net properties and equipment	$82,951	$79,292

Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2011
Lease Arrangements [Abstract]
Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases
2012	$19,797
2013	14,995
2014	12,030
2015	9,725
2016	5,155
Thereafter	2,146
Total minimum rental payments	63,848
Less: minimum sublease rentals	(69)
Net minimum rental payments	$63,779

Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations

	For the Years Ended December 31,
	2011	2010	2009
Total rental payments	$22,199	$21,777	$21,219
Less sublease rentals	(170)	(237)	(270)
Net rental expense	$22,029	$21,540	$20,949

Pension And Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2011
Pension And Retirement Plans [Abstract]
Schedule Of Expenses For Retirement, Profit-Sharing Plans, Excess Benefit Plans And Other Similar Plans

For the Years Ended December 31,
2011	2010	2009
$9,408	$11,444	$15,143

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule Of Computation Of Earnings Per Share

	Income from Continuing Operations			Net Income
For the Years Ended December 31,	Income	Shares	Earnings per Share	Income	Shares	Earnings per Share
2011
Earnings	$85,979	20,523	$4.19	$85,979	20,523	$4.19
Dilutive stock options	-	335		-	335
Nonvested stock awards	-	87		-	87
Diluted earnings	$85,979	20,945	$4.10	$85,979	20,945	$4.10

2010
Earnings	$81,831	22,587	$3.62	$81,831	22,587	$3.62
Dilutive stock options	-	348		-	348
Nonvested stock awards	-	96		-	96
Diluted earnings	$81,831	23,031	$3.55	$81,831	23,031	$3.55

2009
Earnings	$74,037	22,451	$3.30	$73,784	22,451	$3.29
Dilutive stock options	-	229		-	229
Nonvested stock awards	-	62		-	62
Diluted earnings	$74,037	22,742	$3.26	$73,784	22,742	$3.24

Changes In Stock Price Impact On Number Of Shares Included In Diluted Earnings Per Share And Issuable Upon Conversion Of Notes

	Shares		Total Treasury	Shares Due	Incremental
	Underlying 1.875%		Method	to the Company	Shares Issued by
Share	Convertible	Warrant	Incremental	under Notes	the Company
Price	Notes	Shares	Shares (a)	Hedges	upon Conversion (b)
$80.73	32,140	-	32,140	(34,382)	(2,242)
$90.73	287,382	-	287,382	(307,433)	(20,051)
$100.73	491,947	-	491,947	(526,270)	(34,323)
$110.73	659,562	119,997	779,559	(705,580)	73,979
$120.73	799,411	318,107	1,117,518	(855,187)	262,331
$130.73	917,865	485,908	1,403,773	(981,905)	421,868

a) Represents the number of incremental shares that must be included in the calculation of diluted shares under U.S. GAAP.
b) Represents the number of incremental shares to be issued by the Company upon conversion of the Notes assuming concurrent settlement of the note hedges and warrants.

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Carrying Value, Fair Value And Hierarchy Of Financial Instruments

		Fair Value Measure
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual fund investments of deferred compensation plans held in trust	$31,629	$31,629	$-	$-
Long-term debt	166,784	175,755	-	-

Loans Receivable From Independent Contractors (Tables)	12 Months Ended
Dec. 31, 2011
Loans Receivable From Independent Contractors [Abstract]
Schedule Of Independent Contractors

	For the Years Ended December 31,
	2011	2010	2009
Revenues	$ 26,711	$ 22,943	$ 21,620
Pretax profits	13,320	10,695	9,466

Capital Stock Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Capital Stock Transactions [Abstract]
Schedule Of Capital Stock Repurchases

	For the Years Ended December 31,
	2011	2010	2009
Shares repurchased	2,602,513	1,648,047	15,900
Weighted average price per share	$55.28	$63.14	$46.65

Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Guarantor Subsidiaries [Abstract]
Schedule Of Guarantor Subsidiaries - Balance Sheet

December 31, 2011		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$32,470	$(1,422)	$7,033	$-	$38,081
Accounts receivable, less allowances	606	76,816	502	-	77,924
Intercompany receivables	-	273,413	-	(273,413)	-
Inventories	-	8,032	636	-	8,668
Current deferred income taxes	(650)	13,059	131	-	12,540
Prepaid income taxes	(114)	1,689	556	-	2,131
Prepaid expenses	503	10,757	149	-	11,409
Total current assets	32,815	382,344	9,007	(273,413)	150,753
Investments of deferred compensation plans	-	-	31,629	-	31,629
Properties and equipment, at cost, less accumulated depreciation	11,641	68,755	2,555	-	82,951
Identifiable intangible assets less accumulated amortization	-	58,262	-	-	58,262
Goodwill	-	456,183	4,450	-	460,633
Other assets	7,616	1,552	2,509	-	11,677
Investments in subsidiaries	793,277	21,148	-	(814,425)	-
Total assets	$845,349	$988,244	$50,150	$(1,087,838)	$795,905
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	$(683)	$48,490	$418	$-	$48,225
Intercompany payables	269,042	-	4,371	(273,413)	-
Income taxes	-	-	90	-	90
Accrued insurance	489	36,658	-	-	37,147
Accrued compensation	3,828	36,655	604	-	41,087
Other current liabilities	1,719	15,728	1,404	-	18,851
Total current liabilities	274,395	137,531	6,887	(273,413)	145,400
Deferred income taxes	(12,330)	51,601	(9,808)	-	29,463
Long-term debt	166,784	-	-	-	166,784
Deferred compensation liabilities	-	-	30,693	-	30,693
Other liabilities	2,816	4,630	2,435	-	9,881
Stockholders' equity	413,684	794,482	19,943	(814,425)	413,684
Total liabilities and stockholders' equity	$845,349	$988,244	$50,150	$(1,087,838)	$795,905

December 31, 2010		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$45,324	$(1,571)	$6,164	$-	$49,917
Accounts receivable, less allowances	802	111,716	481	-	112,999
Intercompany receivables	-	172,426	-	(172,426)	-
Inventories	-	7,191	537	-	7,728
Current deferred income taxes	(688)	15,666	120	-	15,098
Prepaid income taxes	2,787	(1,809)	(208)	-	770
Prepaid expenses	782	9,244	259	-	10,285
Total current assets	49,007	312,863	7,353	(172,426)	196,797
Investments of deferred compensation plans	-	-	28,304	-	28,304
Properties and equipment, at cost, less accumulated depreciation	12,513	64,743	2,036	-	79,292
Identifiable intangible assets less accumulated amortization	-	57,858	-	-	57,858
Goodwill	-	453,864	4,479	-	458,343
Other assets	6,049	1,343	2,175	-	9,567
Investments in subsidiaries	716,815	18,696	-	(735,511)	-
Total assets	$784,384	$909,367	$44,347	$(907,937)	$830,161
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	$4,924	$50,457	$448	$-	$55,829
Intercompany payables	167,067	-	5,359	(172,426)	-
Income taxes	(7,190)	8,745	(394)	-	1,161
Accrued insurance	906	35,586	-	-	36,492
Accrued compensation	4,235	35,016	468	-	39,719
Other current liabilities	1,549	13,447	1,145	-	16,141
Total current liabilities	171,491	143,251	7,026	(172,426)	149,342
Deferred income taxes	(11,356)	45,168	(8,727)	-	25,085
Long-term debt	159,208	-	-	-	159,208
Deferred compensation liabilities	-	-	27,851	-	27,851
Other liabilities	2,992	3,123	511	-	6,626
Stockholders' equity	462,049	717,825	17,686	(735,511)	462,049
Total liabilities and stockholders' equity	$784,384	$909,367	$44,347	$(907,937)	$830,161

Schedule Of Guarantor Subsidiaries - Income Statement
For the year ended December 31, 2011		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$-	$1,328,425	$27,545	$-	$1,355,970
Cost of services provided and goods sold	-	955,628	14,856	-	970,484
Selling, general and administrative expenses	21,895	172,368	7,997	-	202,260
Depreciation	945	23,496	806	-	25,247
Amortization	1,756	2,496	-	-	4,252
Total costs and expenses	24,596	1,153,988	23,659	-	1,202,243
Income/(loss) from operations	(24,596)	174,437	3,886	-	153,727
Interest expense	(13,177)	(587)	(124)	-	(13,888)
Other (expense)/income - net	16,507	(16,591)	801	-	717
Income/(loss) before income taxes	(21,266)	157,259	4,563	-	140,556
Income tax (provision)/benefit	6,564	(59,407)	(1,734)	-	(54,577)
Equity in net income of subsidiaries	100,681	3,001	-	(103,682)	-
Net income	$85,979	$100,853	$2,829	$(103,682)	$85,979

For the year ended December 31, 2010		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$-	$1,254,856	$25,689	$-	$1,280,545
Cost of services provided and goods sold	-	892,596	13,420	-	906,016
Selling, general and administrative expenses	23,262	170,223	8,479	-	201,964
Depreciation	860	22,732	794	-	24,386
Amortization	1,404	3,253	-	-	4,657
Total costs and expenses	25,526	1,088,804	22,693	-	1,137,023
Income/(loss) from operations	(25,526)	166,052	2,996	-	143,522
Interest expense	(11,596)	(363)	-	-	(11,959)
Other (expense)/income - net	15,520	(15,451)	2,199	-	2,268
Income/(loss) before income taxes	(21,602)	150,238	5,195	-	133,831
Income tax (provision)/benefit	6,859	(56,905)	(1,954)	-	(52,000)
Equity in net income of subsidiaries	96,574	3,308	-	(99,882)	-
Net income	$81,831	$96,641	$3,241	$(99,882)	$81,831

For the year ended December 31, 2009		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$-	$1,166,972	$23,264	$-	$1,190,236
Cost of services provided and goods sold	-	822,788	11,786	-	834,574
Selling, general and administrative expenses	23,199	163,600	10,627	-	197,426
Depreciation	602	20,221	712	-	21,535
Amortization	1,222	5,145	-	-	6,367
Other operating expenses	3,989	-	-	-	3,989
Total costs and expenses	29,012	1,011,754	23,125	-	1,063,891
Income/(loss) from operations	(29,012)	155,218	139	-	126,345
Interest expense	(11,040)	(565)	6	-	(11,599)
Other (expense)/income - net	5,428	(5,422)	5,868	-	5,874
Income/(loss) before income taxes	(34,624)	149,231	6,013	-	120,620
Income tax (provision)/benefit	12,058	(56,543)	(2,098)	-	(46,583)
Equity in net income of subsidiaries	96,603	4,043	-	(100,646)	-
Income from continuing operations	74,037	96,731	3,915	(100,646)	74,037
Discontinued Operations	(253)	-	-	-	(253)
Net income	$73,784	$96,731	$3,915	$(100,646)	$73,784

Schedule Of Guarantor Subsidiaries - Statement Of Cash Flows
For the year ended December 31, 2011		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$12,444	$158,159	$3,740	$174,343
Cash Flow from Investing Activities:
Capital expenditures	(73)	(28,145)	(1,374)	(29,592)
Business combinations, net of cash acquired	-	(3,664)	-	(3,664)
Other sources/(uses) - net	(191)	(730)	63	(858)
Net cash used by investing activities	(264)	(32,539)	(1,311)	(34,114)
Cash Flow from Financing Activities:
Purchases of treasury stock	(147,791)	-	(95)	(147,886)
Dividends paid to shareholders	(12,538)	-	-	(12,538)
Proceeds from exercise of stock options	8,036	-	-	8,036
Realized excess tax benefit on share based compensation	3,854	-	-	3,854
Debt issuance costs	(2,657)	-	-	(2,657)
Change in cash overdrafts payable	9	(835)	-	(826)
Change in intercompany accounts	126,040	(124,636)	(1,404)	-
Other sources - net	13	-	(61)	(48)
Net cash provided/(used) by financing activities	(25,034)	(125,471)	(1,560)	(152,065)
Net increase/(decrease) in cash and cash equivalents	(12,854)	149	869	(11,836)
Cash and cash equivalents at beginning of year	45,324	(1,571)	6,164	49,917
Cash and cash equivalents at end of period	$32,470	$(1,422)	$7,033	$38,081

For the year ended December 31, 2010		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$2,862	$81,781	$1,369	$86,012
Cash Flow from Investing Activities:
Capital expenditures	(18)	(24,677)	(944)	(25,639)
Business combinations, net of cash acquired	-	(9,469)	-	(9,469)
Other sources/(uses) - net	(157)	(688)	253	(592)
Net cash used by investing activities	(175)	(34,834)	(691)	(35,700)
Cash Flow from Financing Activities:
Purchases of treasury stock	(109,326)	-	(4)	(109,330)
Dividends paid to shareholders	(11,881)	-	-	(11,881)
Proceeds from exercise of stock options	5,327	-	-	5,327
Realized excess tax benefit on share based compensation	3,357	-	-	3,357
Change in cash overdrafts payable	1,645	(2,226)	-	(581)
Change in intercompany accounts	44,135	(45,071)	936	-
Other sources - net	49	-	248	297
Net cash provided/(used) by financing activities	(66,694)	(47,297)	1,180	(112,811)
Net increase/(decrease) in cash and cash equivalents	(64,007)	(350)	1,858	(62,499)
Cash and cash equivalents at beginning of year	109,331	(1,221)	4,306	112,416
Cash and cash equivalents at end of period	$45,324	$(1,571)	$6,164	$49,917

For the year ended December 31, 2009		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$950	$153,387	$6,495	$160,832
Cash Flow from Investing Activities:
Capital expenditures	(448)	(20,394)	(654)	(21,496)
Business combinations, net of cash acquired	-	(1,919)	-	(1,919)
Other sources/(uses) - net	702	(312)	183	573
Net cash provided/(used) by investing activities	254	(22,625)	(471)	(22,842)
Cash Flow from Financing Activities:
Change in cash overdrafts payable	19	2,872	-	2,891
Change in intercompany accounts	140,674	(135,226)	(5,448)	-
Dividends paid to shareholders	(8,157)	-	-	(8,157)
Purchases of treasury stock	(4,225)	-	-	(4,225)
Proceeds from exercise of stock options	545	-	-	545
Realized excess tax benefit on share based compensation	1,955	-	-	1,955
Net decrease in revolving line of credit	(8,200)	-	-	(8,200)
Repayment of long-term debt	(14,500)	(169)	-	(14,669)
Other sources/(uses) - net	(49)	338	369	658
Net cash provided/(used) by financing activities	108,062	(132,185)	(5,079)	(29,202)
Net increase/(decrease) in cash and cash equivalents	109,266	(1,423)	945	108,788
Cash and cash equivalents at beginning of year	65	202	3,361	3,628
Cash and cash equivalents at end of period	$109,331	$(1,221)	$4,306	$112,416

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Percentage, plumbing and drain cleaning service offered to domestic population	90.00%
Unbilled revenue	$ 720,000	$ 2,800,000
Cost of providing charity care	7,300,000	7,200,000	6,300,000
Advertising expense in continuing operations	27,200,000	27,700,000	27,000,000
Number of previous years accumulate historical claims data for developing estimates	10
VITAS [Member]
Summary Of Significant Accounting Policies [Line Items]
Exposure on single claim	750,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Guarantees of services, period	one day
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Guarantees of services, period	one year
Exposure on single claim	$ 500,000
Roto-Rooter Products, Including Drain Cleaning Machines And Drain Cleaning Solution [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	3.00%	3.00%	3.00%
Medicare Cap [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	51.00%	72.00%
Medicare And Medicaid Reimbursement Programs [Member] | VITAS [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	90.00%	90.00%
Medicare And Medicaid Reimbursement Programs [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	76.00%
Medicaid Programs [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	34.00%	20.00%

Summary Of Significant Accounting Policies (Schedule Of Weighted Average Lives Of Property And Equipment) (Details)	12 Months Ended
Dec. 31, 2011 years
Buildings And Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment, years	10.1
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment, years	14.4
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment, years	5.6
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment, years	5
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment, years	4.7

Summary Of Significant Accounting Policies (Schedule Of Weighted Average Lives Of Identifiable, Definite-Lived Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2011 years
Covenants Not To Compete [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets, years	6.4
Reacquired Franchise Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets, years	6.7
Referral Networks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets, years	10
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets, years	13.3

Hospice Revenue Recognition (Schedule Of Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	$ 11,801	$ 10,938
Bad debt provision	7,055	7,899
Write-offs	(9,595)	(7,459)
Other/Contractual adjustments	742	423
Ending Balance	10,003	11,801
Percentage of medicare beneficiaries exceeds	20.00%
Medicare [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	6,968	6,268
Bad debt provision	315	2,918
Write-offs	(2,368)	(2,218)
Other/Contractual adjustments	2
Ending Balance	4,917	6,968
Medicaid [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	2,804	2,535
Bad debt provision	4,323	2,922
Write-offs	(4,030)	(2,653)
Ending Balance	3,097	2,804
Commercial [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	1,223	1,630
Bad debt provision	2,245	1,745
Write-offs	(1,915)	(2,152)
Other/Contractual adjustments	16
Ending Balance	1,569	1,223
Other [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	806	505
Bad debt provision	172	314
Write-offs	(1,282)	(436)
Other/Contractual adjustments	724	423
Ending Balance	$ 420	$ 806

Hospice Revenue Recognition (Medicare Cap Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Hospice Revenue Recognition [Abstract]
Beginning Balance January 1,	$ 1,371	$ 1,981
Expense - 2012 measurement period	2,578
Reversal - 2011 measurement period	(786)
Expense - 2011 measurement period		1,110
Reversal - 2010 measurement period		(1,720)
Other	(198)
Ending Balance December 31,	$ 2,965	$ 1,371

Long-Term Debt And Lines Of Credit (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2007	Dec. 31, 2011 days	Dec. 31, 2010
Long-term debt		$ 166,784,000	$ 159,208,000
Revolving credit facility period, years		5
Revolving credit facility		350,000,000
Revolving credit facility, description		LIBOR plus 175 basis points
Revolving credit facility, interest rate description		floating interest rate
Basis points relating to floating interest rate		1.75%
Interest rate of credit agreement		2.11%
Line of credit expansion feature		150,000,000
Senior convertible notes issued	200,000,000
Notes issued price per note	1,000
Underwriting fees per note	$ 27.5
Net proceeds from sale of notes	194,000,000
Notes, maturity date		May 15, 2014
Principal amount of notes		1,000
Notes convertible at any time prior to the close of business prior to stated maturity date of the notes, days		3
Conversion value equals or less than		1,000
Conversion value exceeds		1,000
Aggregate principal amount of the notes		25.00%
Minimum dividend payment required for the adjustment of the conversion rate		$ 0.06
Purchased call options of capital stock		2,477,000
Warrants to purchase of capital stock		2,477,000
Warrants exercise price		$ 105.44
Net cost for purchased call option and sold warrants transactions		27,300,000
Effective rate on Notes after adoption of standard		6.88%
Standby letters of credit issued		29,500,000
Unused lines of credit		$ 320,500,000
Average interest rate for long-term debt		1.90%	1.90%
Convertible Notes [Member]
Initial conversion rate of shares		12.3874
Initial conversion price, per share		$ 80.73
Change In Conversion Rate [Member]
Initial conversion rate of shares		12.5589
Initial conversion price, per share		$ 79.62

Long-Term Debt And Lines Of Credit (Debt Amounts Included In Consolidated Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt And Lines Of Credit [Abstract]
Principal amount of convertible debentures	$ 186,956	$ 186,956
Unamortized debt discount	(20,172)	(27,748)
Carrying amount of convertible debentures	166,784	159,208
Additional paid in capital (net of tax)	$ 31,310	$ 31,310

Long-Term Debt And Lines Of Credit (Interest Expense Included In Consolidated Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-Term Debt And Lines Of Credit [Abstract]
Cash interest expense	$ 5,175	$ 4,224	$ 4,350
Non-cash amortization of debt discount	7,576	7,081	6,617
Amortization of debt costs	1,137	654	632
Total interest expense	$ 13,888	$ 11,959	$ 11,599

Long-Term Debt And Lines Of Credit (Schedule Of Total Amounts Of Interest Paid) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-Term Debt And Lines Of Credit [Abstract]
Interest paid	$ 4,754	$ 4,113	$ 4,667

Long-Term Debt And Lines Of Credit (Financial Debt Covenants) (Details)	12 Months Ended
Dec. 31, 2011
Annual Operating Lease Commitment, Requirement	30,000,000
Annual Operating Lease Commitment, Chemed	19,800,000
Maximum [Member]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adjustment EBITDA), Requirement	3.5
Leverage Ratio (Consolidated Indebtedness Consolidated Adjustment EBITDA), Chemed	1.09
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Requirement	1.5
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Chemed	2.47
Minimum [Member]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adjustment EBITDA), Requirement	1
Leverage Ratio (Consolidated Indebtedness Consolidated Adjustment EBITDA), Chemed	1
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Requirement	1
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Chemed	1

Stock-Based Compensation Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011 years	Nov. 30, 2009	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2011 LTIP Award [Member]	Feb. 28, 2011 LTIP Award [Member]	Dec. 31, 2011 Restricted Stock Awards [Member]	Feb. 28, 2011 Restricted Stock Awards [Member]	May 31, 2011 Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock incentive plans	6
Number of shares available to grant under all plans	8,450,000
Number of shares granted for the period indicated							35,713	6,928
Number of shares available to grant under latest added plan	1,750,000
Number of shares issued under one plan	500,000
Shares vesting period, years			three-year	four years		three-or four year
Contractual life of options, years	6.6		10
Stock options, maximum term	10
Number of trading days to achieve stock price hurdles	30
Maximum trading day period available	60
Restricted stock, shares authorized					42,000
Cumulative compensation expense recognized ratably over vesting period, years				4
Cumulative compensation expense related to restricted award				$ 2.7
Shares from a discretionary pool		37,000

Stock-Based Compensation Plans (Schedule Of Total Stock Option And Award Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation Plans [Abstract]
Stock Options, Number of Options, Outstanding at January 1, 2011	2,586,646
Stock Options, Number of Options, Granted	513,100	515,100	508,600
Stock Options, Number of Options, Exercised/Vested	(433,321)
Stock Options, Number of Options, Canceled/Forfeited	(27,902)
Stock Options, Number of Options, Outstanding at December 31, 2011	2,638,523	2,586,646
Stock Options, Number of Options, Vested and Expected to Vest at December 31, 2011	2,630,500
Stock Options, Number of Options, Exercisable at December 31, 2011	1,630,660
Stock Options, Weighted Average Exercise Price, Outstanding at January 1, 2011	$ 47.19
Stock Options, Weighted Average Exercise Price, Granted	$ 65.17
Stock Options, Weighted Average Exercise Price, Exercised/Vested	$ 36.22
Stock Options, Weighted Average Exercise Price, Canceled/Forfeited	$ 51.99
Stock Options, Weighted Average Exercise Price, Outstanding at December 31, 2011	$ 52.44	$ 47.19
Stock Options, Weighted Average Exercise Price, Vested and Expected to Vest at December 31, 2011	$ 52.45
Stock Options, Weighted Average Exercise Price, Exercisable at December 31, 2011	$ 49.22
Stock Options, Weighted Average Remaining Contractual Life (Years), Outstanding at December 31, 2011	6.6
Stock Options, Weighted Average Remaining Contractual Life (Years), Vested and Expected to Vest at December 31, 2011	6.6
Stock Options, Weighted Average Remaining Contractual Life (Years), Exercisable at December 31, 2011	5.5
Stock Options, Aggregate Intrinsic Value, Outstanding at December 31, 2011	$ 12,748
Stock Options, Aggregate Intrinsic Value, Vested and Expected to Vest at December 31, 2011	12,724
Stock Options, Aggregate Intrinsic Value, Exercisable at December 31, 2011	$ 11,506
Stock Awards, Number of Shares, Outstanding at January 1, 2011	151,620
Stock Awards, Number of Shares, Granted	125,741
Stock Awards, Number of Shares, Exercised/Vested	(58,238)
Stock Awards, Number of Shares, Canceled/Forfeited	(4,000)
Stock Awards, Number of Shares, Outstanding at December 31, 2011	215,123	151,620
Stock Awards, Weighted Average Grant-Date Price, Outstanding at January 1, 2011	$ 48
Stock Awards, Weighted Average Grant-Date Price, Granted	$ 64.74	$ 57.13	$ 44.54
Stock Awards, Weighted Average Grant-Date Price, Exercised/Vested	$ 57.61
Stock Awards, Weighted Average Grant-Date Price, Canceled/Forfeited	$ 44.02
Stock Awards, Weighted Average Grant-Date Price, Outstanding at December 31, 2011	$ 55.25	$ 48

Stock-Based Compensation Plans (Schedule Of Fair Value Assumptions Used To Value The Grants) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation Plans [Abstract]
Stock price on date of issuance	$ 65.17	$ 52.76	$ 44.02
Grant date fair value per share	$ 19.08	$ 15.21	$ 14.04
Number of options granted	513,100	515,100	508,600
Expected term (years)	4.9	5.1	5.1
Risk free rate of return	2.35%	2.43%	1.74%
Volatility	32.80%	33.50%	35.00%
Dividend yield	1.00%	1.50%	0.60%
Forfeiture rate		1.60%	2.00%

Stock-Based Compensation Plans (Schedule Of Other Data For Stock Option And Stock Award Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation Plans [Abstract]
Total compensation cost of stock-based compensation plans charged against income	$ 14,237	$ 14,961	$ 15,726
Total income tax benefit recognized in income for stock based compensation plans	5,232	5,499	5,780
Total intrinsic value of stock options exercised	12,925	10,096	5,079
Total intrinsic value of stock awards vested during the period	$ 3,757	$ 8,437	$ 5,604
Per-share weighted averaged grant-date fair value of stock awards granted	$ 57.61
Per-share weighted averaged grant-date fair value of stock awards granted	$ 64.74	$ 57.13	$ 44.54

Stock-Based Compensation Plans (Schedule Of Other Data For Stock Option And Stock Awards) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options and awards at end of year	$ 9,851
Weighted average period over which unrecognized compensation cost of nonvested options and awards to be recognized (years)	1.8
Actual income tax benefit realized from options exercised during the year	4,764
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options and awards at end of year	$ 5,995
Weighted average period over which unrecognized compensation cost of nonvested options and awards to be recognized (years)	1.8

Stock-Based Compensation Plans (Schedule Of Price Targets And Pools Of Unrestricted Shares To Be Granted) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Feb. 28, 2011	Mar. 31, 2009
Year One [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Price target	$ 54	$ 79
Number of shares in the pool	22,500	25,000
Pretax cost of award	$ 1,799
Date of award	April 2010
Year One [Member] | From The Pool [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	22,500
Year One [Member] | Discretionary Shares [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	5,400
Year One [Member] | Total Shares [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	27,900
Year Two [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Price target	$ 58	$ 85
Number of shares in the pool	33,750	25,000
Pretax cost of award	2,935
Date of award	December 2010
Year Two [Member] | From The Pool [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	33,750
Year Two [Member] | Discretionary Shares [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	7,350
Year Two [Member] | Total Shares [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	41,100
Year Three [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Price target	$ 62	$ 90
Number of shares in the pool	33,750	25,000
Pretax cost of award	$ 3,012
Date of award	January 2011
Year Three [Member] | From The Pool [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	33,750
Year Three [Member] | Discretionary Shares [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	7,350
Year Three [Member] | Total Shares [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	41,100

Stock-Based Compensation Plans (Schedule Of Cumulative Adjusted EBITDA Earnings Targets And Pools Of Unrestricted Shares To Be Granted) (Details) (Cumulative EBITDA Targets [Member], USD $)
In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Nov. 30, 2009	May 31, 2007
Cumulative Earnings Before Interest Taxes Depreciation And Amortization Target [Line Items]
Beginning measurement date	January 1, 2010	January 1, 2007
Shares in EBITDA pool	80,000	80,000
Pretax cost of award		$ 5,007
Date of award		November 2009
From The Pool [Member]
Cumulative Earnings Before Interest Taxes Depreciation And Amortization Target [Line Items]
Shares awarded		80,000
Discretionary Shares [Member]
Cumulative Earnings Before Interest Taxes Depreciation And Amortization Target [Line Items]
Shares awarded		16,200
Total Shares [Member]
Cumulative Earnings Before Interest Taxes Depreciation And Amortization Target [Line Items]
Shares awarded		96,200
Three-Year EBITDA Target [Member]
Cumulative Earnings Before Interest Taxes Depreciation And Amortization Target [Line Items]
Cumulative EBITDA target	640,000	465,000
Four-Year EBITDA Target [Member]
Cumulative Earnings Before Interest Taxes Depreciation And Amortization Target [Line Items]
Cumulative EBITDA target	825,000	$ 604,000

Segments And Nature Of The Business (Schedule Of Segment Data For Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total service revenues and sales	$ 1,355,970	$ 1,280,545	$ 1,190,236
Net income	85,979	81,831	73,784
Total interest income	426	444	423
Total interest expense	13,888	11,959	11,599
Total income tax provision	54,577	52,000	46,583
Total identifiable assets	795,905	830,161	819,470
Total additions to long-lived assets	33,796	35,545	23,460
Total depreciation and amortization	29,499	29,043	27,902
VITAS [Member]
Segment Reporting Information [Line Items]
Net income	80,358	79,796	71,696
Total interest income	4,293	4,852	4,581
Total interest expense	229	131	374
Total income tax provision	48,835	48,601	43,637
Total identifiable assets	504,677	531,247	476,621
Total additions to long-lived assets	24,298	17,492	14,945
Total depreciation and amortization	18,480	18,900	17,973
Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net income	34,879	31,678	33,040
Total interest income	2,176	2,661	2,587
Total interest expense	358	233	186
Total income tax provision	21,353	19,547	20,372
Total identifiable assets	212,234	205,601	191,254
Total additions to long-lived assets	9,426	18,035	8,067
Total depreciation and amortization	8,729	8,289	8,509
Corporate [Member]
Segment Reporting Information [Line Items]
Net income	(29,258)	(29,643)	(30,699)
Total interest income	91	175	83
Total interest expense	13,301	11,595	11,039
Total income tax provision	(15,611)	(16,148)	(17,426)
Total identifiable assets	78,994	93,313	151,595
Total additions to long-lived assets	72	18	448
Total depreciation and amortization	2,290	1,854	1,420
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Net income			(253)
Intercompany Eliminations [Member]
Segment Reporting Information [Line Items]
Total interest income	(6,134)	(7,244)	(6,828)
Routine Homecare [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	718,658	666,562	615,408
Continuous Care [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	158,466	153,050	141,272
General Inpatient [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	110,742	105,588	97,356
Estimated BNAF [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales			1,950
Medicare Cap [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	(1,594)	610	(1,643)
Sewer And Drain Cleaning [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	138,932	135,704	136,503
Plumbing Repair And Maintenance [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	177,363	168,625	151,072
Independent Contractors [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	26,711	22,943	21,620
HVAC Repair And Maintenance [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	3,410	4,183	4,031
Segment Total [Member]
Segment Reporting Information [Line Items]
Net income	115,237	111,474	104,736
Total interest income	6,469	7,513	7,168
Total interest expense	587	364	560
Total income tax provision	70,188	68,148	64,009
Total identifiable assets	716,911	736,848	667,875
Total additions to long-lived assets	33,724	35,527	23,012
Total depreciation and amortization	27,209	27,189	26,482
Segment Total [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	986,272	925,810	854,343
Segment Total [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	369,698	354,735	335,893
Other Products And Services [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	$ 23,282	$ 23,280	$ 22,667
Medicare And Medicaid Reimbursement Programs [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Relative contribution of each segment to service revenues and sales (Percentage)	90.00%
Sales [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Relative contribution of each segment to service revenues and sales (Percentage)	73.00%	72.00%
Sales [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Relative contribution of each segment to service revenues and sales (Percentage)	27.00%	28.00%

Intangible Assets (Schedule By Year Of Projected Amortization Expense For Definite-Lived Intangible Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets [Abstract]
2012	$ 1,487,000
2013	1,487,000
2014	508,000
2015	277,000
2016	242,000
Thereafter	307,000
Amortization of definite-lived intangible assets	$ 1,500,000	$ 2,100,000	$ 4,000,000

Intangible Assets (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	$ 87,166	$ 85,296
Accumulated amortization	(28,904)	(27,438)
VITAS trade name	51,300	51,300
Net book value, total	58,262	57,858
Referral Networks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	21,729	21,140
Accumulated amortization	(18,647)	(17,427)
Net Book Value	3,082	3,713
Covenants Not To Compete [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	9,286	9,211
Accumulated amortization	(8,885)	(8,814)
Net Book Value	401	397
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	1,222	1,223
Accumulated amortization	(1,118)	(1,089)
Net Book Value	104	134
Reacquired Franchise Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	974	974
Accumulated amortization	(254)	(108)
Net Book Value	720	866
Subtotal - Definite-Lived Intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	33,211	32,548
Accumulated amortization	(28,904)	(27,438)
Net Book Value	4,307	5,110
Operating Licenses [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	2,655	1,448
Net Book Value	$ 2,655	$ 1,448

Other Operating Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Other Operating Expenses [Abstract]
Pretax expenses	$ 3,989

Business Combinations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 29, 2011
Business Combinations [Abstract]
Number of locations in Alabama				3
Number of counties served				10
Number of businesses acquired		4	2
Business combinations, net of cash acquired	$ 3,664	$ 9,469	$ 1,919

Business Combinations (Business Acquisition, Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Apr. 29, 2011 Family Comfort Hospice [Member]
Business Acquisition [Line Items]
Working capital	$ 268	$ 382
Identifiable intangible assets	589	951
Goodwill	8,225	2,320
Other assets and liabilities - net	387	11
Assets total	$ 9,469	$ 3,664

Discontinued Operations (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 DuBois [Member]	Dec. 31, 2010 DuBois [Member]	Dec. 31, 2011 Maximum [Member] DuBois [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Estimated liability for potential environmental cleanup and related costs from the sale		$ 1,700,000	$ 1,700,000
Discontinued operations, amount included in other current liabilities		826,000
Discontinued operations, amount included in other liabilities (long-term)		901,000
Contingent liability for incurring additional environmental cleanup and related costs				14,900,000
Casualty insurance claims	$ (400,000)

Discontinued Operations (Schedule Of Discontinued Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Discontinued Operations [Abstract]
Casualty insurance costs	$ (400)
Loss before income taxes	(400)
All other income taxes	147
Total adjustments	(253)
Total discontinued operations	$ (253)
Earnings/(loss) per share	$ (0.01)
Diluted earnings/(loss) per share	$ (0.02)

Discontinued Operations (Schedule Of Estimated Timing Of Payments Of Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Discontinued Operations [Abstract]
2012	$ 826
2013	300
Thereafter	601
Total estimated timing of payments of liabilities related to discontinued operations	$ 1,727

Cash Overdrafts And Cash Equivalents (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash overdrafts included in accounts payable	$ 10.3	$ 11.1
Cash equivalents	$ 32.5	$ 45.5
Cash equivalents weighted average rate of return	0.10%	0.10%
Maximum [Member]
Repurchase agreement period, days	10 days

Other Income - Net (Schedule Of Other Income - Net From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income - Net [Abstract]
Market value gains on assets held in deferred compensation trust	$ 798	$ 2,210	$ 5,802
Loss on disposal of property and equipment	(441)	(425)	(369)
Interest income	426	444	423
Other - net	(66)	39	18
Total other income	$ 717	$ 2,268	$ 5,874

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Taxes [Line Items]
Deferred income tax assets included in other asset	$ 150,000	$ 236,000
Net operating loss carryforwards	31,000,000	26,000,000
Unrecognized tax benefits	2,612,000	704,000	1,010,000	1,202,000	1,300,000
Accrued interest payable related to uncertain tax positions	252,000	114,000
Undistributed earnings of domestic subsidiaries	35,100,000
Maximum [Member]
Income Taxes [Line Items]
Net operating losses expiration date	2031
Minimum [Member]
Income Taxes [Line Items]
Net operating losses expiration date	2012
Undistributed Domestic Earnings [Member]
Income Taxes [Line Items]
Additional taxes if interest in all businesses is sold rather than to effect a tax-free liquidation	$ 12,900,000

Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current, U.S. federal	$ 40,762	$ 46,789	$ 36,182
Current, U.S. state and local	5,961	6,981	4,960
Current, Foreign	612	639	462
Deferred, U.S. federal, state and local	7,227	(2,418)	4,980
Deferred, Foreign	15	9	(1)
Total	54,577	52,000	46,583
Discontinued Operations, Current U.S. federal			(65)
Discontinued Operations, Current U.S. state and local			(5)
Discontinued Operations, Deferred U.S. federal, state and local			(77)
Total			$ (147)

Income Taxes (Summary Of Temporary Differences That Give Rise To Deferred Tax Assets/ (Liabilities)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Accrued liabilities	$ 27,687	$ 26,334
Stock compensation expense	12,200	10,257
Allowance for uncollectible accounts receivable	1,905	2,695
State net operating loss carryforwards	1,633	1,379
Other	2,845	2,763
Deferred income tax assets	46,270	43,428
Amortization of intangible assets	(42,192)	(40,135)
Accelerated tax depreciation	(16,322)	(10,499)
Revenue recognition	(1,684)
Currents assets	(1,315)	(1,148)
Other	(1,530)	(1,397)
Deferred income tax liabilities	(63,043)	(53,179)
Net deferred income tax liabilities	$ (16,773)	$ (9,751)

Income Taxes (Schedule Of Significant Changes To Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007
Income Taxes [Abstract]
Balance at January 1,	$ 704	$ 1,010	$ 1,202	$ 1,300
Unrecognized tax benefits due to positions taken in current year	2,038	119	136
Decrease due to settlement with taxing authorities			(214)
Decrease due to expiration of statute of limitations	(130)	(425)	(93)
Other			(21)
Balance at December 31,	$ 2,612	$ 704	$ 1,010	$ 1,300

Income Taxes (Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Income tax provision calculated using the statutory rate of 35%	$ 49,195	$ 46,841	$ 42,217
State and local income taxes, less federal income tax effect	4,733	4,509	3,837
Nondeductible expenses	1,021	928	854
Impact of deferred compensation plans	(1)	(27)	(190)
Other --net	(371)	(251)	(135)
Income tax provision	$ 54,577	$ 52,000	$ 46,583
Effective tax rate	38.80%	38.90%	38.60%
Statutory rate	35.00%

Income Taxes (Schedule Of Income Taxes Paid) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Income taxes paid	$ 44,343	$ 49,532	$ 40,872

Properties And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Properties And Equipment [Abstract]
Net book value of computer software	$ 15.4	$ 18.9
Depreciation expense for computer software	$ 5.6	$ 5.9	$ 4.2

Properties And Equipment (Schedule Of Properties And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Properties And Equipment [Abstract]
Land	$ 1,360	$ 1,360
Buildings	40,424	32,788
Transportation equipment	19,412	18,837
Machinery and equipment	62,467	58,706
Computer software	44,805	47,203
Furniture and fixtures	58,317	51,277
Projects under development	2,875	1,817
Total properties and equipment	229,660	211,988
Less accumulated depreciation	(146,709)	(132,696)
Net properties and equipment	$ 82,951	$ 79,292

Lease Arrangements (Narrative) (Details)	12 Months Ended
Dec. 31, 2011 years
Maximum [Member]
Operating Leased Assets [Line Items]
Lease arrangements, remaining terms of leases under operating lease, years	8
Minimum [Member]
Operating Leased Assets [Line Items]
Lease arrangements, remaining terms of leases under operating lease, years	1

Lease Arrangements (Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Lease Arrangements [Abstract]
2012	$ 19,797
2013	14,995
2014	12,030
2015	9,725
2016	5,155
Thereafter	2,146
Total minimum rental payments	63,848
Less: minimum sublease rentals	(69)
Net minimum rental payments	$ 63,779

Lease Arrangements (Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease Arrangements [Abstract]
Total rental payments	$ 22,199	$ 21,777	$ 21,219
Less sublease rentals	(170)	(237)	(270)
Net rental expense	$ 22,029	$ 21,540	$ 20,949

Pension And Retirement Plans (Schedule Of Expenses For Retirement, Profit-Sharing Plans, Excess Benefit Plans And Other Similar Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension And Retirement Plans [Abstract]
Defined contribution plans	$ 9,408,000	$ 11,444,000	$ 15,143,000
Number of treasury stock shares held	97,428	99,494
Treasury stock held value	$ 2,000,000	$ 2,000,000

Earnings Per Share (Schedule Of Computation Of Earnings Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Income from Continuing Operations, Income, Earnings	$ 85,979,000	$ 81,831,000	$ 74,037,000
Income from Continuing Operations, Earnings per Share	$ 4.19	$ 3.62	$ 3.3
Income from Continuing Operations, Diluted Earnings per Share	$ 4.1	$ 3.55	$ 3.26
Net Income, Earnings	85,979,000	81,831,000	73,784,000
Net Income, Earnings per Share	$ 4.19	$ 3.62	$ 3.29
Net Income, Diluted Earnings per Share	$ 4.1	$ 3.55	$ 3.24
Income from Continuing Operations, Earnings, Shares	20,523,000	22,587,000	22,451,000
Dilutive stock options	335,000	348,000	229,000
Nonvested stock awards	87,000	96,000	62,000
Income from Continuing Operations, Diluted Earnings, Shares	20,945,000	23,031,000	22,742,000
Stock options excluded from computation of earnings per share	1,300,000	970,900	819,917
Issuance of Notes that may impact future diluted earnings per share	$ 200,000,000

Earnings Per Share (Changes In Stock Price Impact On Number Of Shares Included In Diluted Earnings Per Share And Issuable Upon Conversion Of Notes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011
Earning Per Share [Line Items]
Percent of Senior Convertible Notes	1.88%
80.73 [Member]
Earning Per Share [Line Items]
Share Price	80.73
Conversion of stock, shares converted	(2,242)	[1]
Total Treasury Method Incremental Shares	32,140	[2]
80.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	32,140
80.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(34,382)
90.73 [Member]
Earning Per Share [Line Items]
Share Price	90.73
Conversion of stock, shares converted	(20,051)	[1]
Total Treasury Method Incremental Shares	287,382	[2]
90.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	287,382
90.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(307,433)
100.73 [Member]
Earning Per Share [Line Items]
Share Price	100.73
Conversion of stock, shares converted	(34,323)	[1]
Total Treasury Method Incremental Shares	491,947	[2]
100.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	491,947
100.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(526,270)
110.73 [Member]
Earning Per Share [Line Items]
Share Price	110.73
Conversion of stock, shares converted	73,979	[1]
Warrant shares	119,997
Total Treasury Method Incremental Shares	779,559	[2]
110.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	659,562
110.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(705,580)
120.73 [Member]
Earning Per Share [Line Items]
Share Price	120.73
Conversion of stock, shares converted	262,331	[1]
Warrant shares	318,107
Total Treasury Method Incremental Shares	1,117,518	[2]
120.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	799,411
120.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(855,187)
130.73 [Member]
Earning Per Share [Line Items]
Share Price	130.73
Conversion of stock, shares converted	421,868	[1]
Warrant shares	485,908
Total Treasury Method Incremental Shares	1,403,773	[2]
130.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	917,865
130.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(981,905)

[1]	Represents the number of incremental shares to be issued by the Company upon conversion of the Notes assuming concurrent settlement of the note hedges and warrants.
[2]	Represents the number of incremental shares that must be included in the calculation of diluted shares under U.S. GAAP.

Financial Instruments (Carrying Value, Fair Value And Hierarchy Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments of deferred compensation plans held in trust, carrying value	$ 31,629	$ 28,304
Long-term debt, carrying value	166,784	159,208
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments of deferred compensation plans held in trust	31,629
Long-term debt	175,755
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments of deferred compensation plans held in trust
Long-term debt
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments of deferred compensation plans held in trust
Long-term debt

Loans Receivable From Independent Contractors (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 days	Dec. 31, 2010
Independent Contractor Operations [Line Items]
Number of days' written notice required for the cancellation of the contract	90
Number of independent contractors under sublicensing agreements	64
Maximum exposure to loss from arrangements with independent contractors	$ 1.1	$ 1.1
Percentage of labor sales	40.00%
Maximum [Member]
Independent Contractor Operations [Line Items]
Terms of the loans to independent contractors	5.4
Interest rates on loans	8.00%
Minimum [Member]
Independent Contractor Operations [Line Items]
Terms of loans in months to independent contractors	2.5
Interest rates on loans	0.00%

Loans Receivable From Independent Contractors (Schedule Of Independent Contractors) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans Receivable From Independent Contractors [Abstract]
Revenues	$ 26,711	$ 22,943	$ 21,620
Pretax profits	$ 13,320	$ 10,695	$ 9,466

Legal And Regulatory Matters (Details)	1 Months Ended
	Aug. 31, 2009	Apr. 30, 2005
Legal And Regulatory Matters [Abstract]
Number of patients	59	320

Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions [Line Items]
Cancellation agreements, written notice period, days	90
VITAS [Member]
Related Party Transactions [Line Items]
Renewal terms of pharmacy agreements, years	1
Purchases from related party	$ 39.4	$ 36.1	$ 33.1

Capital Stock Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 07, 2011	Feb. 22, 2011	Dec. 27, 2010	May 19, 2008	Apr. 26, 2007
Capital Stock Transactions [Abstract]
Capital stock authorized for repurchases				$ 100	$ 100	$ 70	$ 56	$ 150
Shares repurchased	2,602,513	1,648,047	15,900
Weighted average price per share	$ 55.28	$ 63.14	$ 46.65

Guarantor Subsidiaries (Narrative) (Details)	12 Months Ended
Dec. 31, 2011
Guarantor Subsidiaries [Abstract]
Percent of Senior Convertible Notes	1.88%
Percent of owned subsidiaries	100.00%

Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries - Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents	$ 38,081	$ 49,917	$ 112,416	$ 3,628
Accounts receivable, less allowances	77,924	112,999
Inventories	8,668	7,728
Current deferred income taxes	12,540	15,098
Prepaid income taxes	2,131	770
Prepaid expenses	11,409	10,285
Total current assets	150,753	196,797
Investments of deferred compensation plans	31,629	28,304
Properties and equipment, at cost, less accumulated depreciation	82,951	79,292
Identifiable intangible assets less accumulated amortization	58,262	57,858
Goodwill	460,633	458,343
Other assets	11,677	9,567
Total Assets	795,905	830,161	819,470
Accounts payable	48,225	55,829
Income taxes	90	1,161
Accrued insurance	37,147	36,492
Accrued compensation	41,087	39,719
Other current liabilities	18,851	16,141
Total current liabilities	145,400	149,342
Deferred income taxes	29,463	25,085
Long-term debt	166,784	159,208
Deferred compensation liabilities	30,693	27,851
Other liabilities	9,881	6,626
Stockholders' equity	413,684	462,049
Total liabilities and stockholders' equity	795,905	830,161
Parent Company [Member]
Cash and cash equivalents	32,470	45,324	109,331	65
Accounts receivable, less allowances	606	802
Current deferred income taxes	(650)	(688)
Prepaid income taxes	(114)	2,787
Prepaid expenses	503	782
Total current assets	32,815	49,007
Properties and equipment, at cost, less accumulated depreciation	11,641	12,513
Other assets	7,616	6,049
Investments in subsidiaries	793,277	716,815
Total Assets	845,349	784,384
Accounts payable	(683)	4,924
Intercompany payables	269,042	167,067
Income taxes		(7,190)
Accrued insurance	489	906
Accrued compensation	3,828	4,235
Other current liabilities	1,719	1,549
Total current liabilities	274,395	171,491
Deferred income taxes	(12,330)	(11,356)
Long-term debt	166,784	159,208
Other liabilities	2,816	2,992
Stockholders' equity	413,684	462,049
Total liabilities and stockholders' equity	845,349	784,384
Guarantor Subsidiaries [Member]
Cash and cash equivalents	(1,422)	(1,571)	(1,221)	202
Accounts receivable, less allowances	76,816	111,716
Intercompany receivables	273,413	172,426
Inventories	8,032	7,191
Current deferred income taxes	13,059	15,666
Prepaid income taxes	1,689	(1,809)
Prepaid expenses	10,757	9,244
Total current assets	382,344	312,863
Properties and equipment, at cost, less accumulated depreciation	68,755	64,743
Identifiable intangible assets less accumulated amortization	58,262	57,858
Goodwill	456,183	453,864
Other assets	1,552	1,343
Investments in subsidiaries	21,148	18,696
Total Assets	988,244	909,367
Accounts payable	48,490	50,457
Income taxes		8,745
Accrued insurance	36,658	35,586
Accrued compensation	36,655	35,016
Other current liabilities	15,728	13,447
Total current liabilities	137,531	143,251
Deferred income taxes	51,601	45,168
Other liabilities	4,630	3,123
Stockholders' equity	794,482	717,825
Total liabilities and stockholders' equity	988,244	909,367
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	7,033	6,164	4,306	3,361
Accounts receivable, less allowances	502	481
Inventories	636	537
Current deferred income taxes	131	120
Prepaid income taxes	556	(208)
Prepaid expenses	149	259
Total current assets	9,007	7,353
Investments of deferred compensation plans	31,629	28,304
Properties and equipment, at cost, less accumulated depreciation	2,555	2,036
Goodwill	4,450	4,479
Other assets	2,509	2,175
Total Assets	50,150	44,347
Accounts payable	418	448
Intercompany payables	4,371	5,359
Income taxes	90	(394)
Accrued compensation	604	468
Other current liabilities	1,404	1,145
Total current liabilities	6,887	7,026
Deferred income taxes	(9,808)	(8,727)
Deferred compensation liabilities	30,693	27,851
Other liabilities	2,435	511
Stockholders' equity	19,943	17,686
Total liabilities and stockholders' equity	50,150	44,347
Consolidating Adjustments [Member]
Intercompany receivables	(273,413)	(172,426)
Total current assets	(273,413)	(172,426)
Investments in subsidiaries	(814,425)	(735,511)
Total Assets	(1,087,838)	(907,937)
Intercompany payables	(273,413)	(172,426)
Total current liabilities	(273,413)	(172,426)
Stockholders' equity	(814,425)	(735,511)
Total liabilities and stockholders' equity	$ (1,087,838)	$ (907,937)

Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries - Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales and service revenues	$ 1,355,970	$ 1,280,545	$ 1,190,236
Cost of services provided and goods sold	970,484	906,016	834,574
Selling, general and administrative expenses	202,260	201,964	197,426
Depreciation	25,247	24,386	21,535
Amortization	4,252	4,657	6,367
Other operating expenses			3,989
Total costs and expenses	1,202,243	1,137,023	1,063,891
Income/ (loss) from operations	153,727	143,522	126,345
Interest expense	(13,888)	(11,959)	(11,599)
Other (expense)/income - net	717	2,268	5,874
Income before income taxes	140,556	133,831	120,620
Income tax (provision)/ benefit	(54,577)	(52,000)	(46,583)
Income from continuing operations	85,979	81,831	74,037
Discontinued Operations			(253)
Net income	85,979	81,831	73,784
Parent Company [Member]
Selling, general and administrative expenses	21,895	23,262	23,199
Depreciation	945	860	602
Amortization	1,756	1,404	1,222
Other operating expenses			3,989
Total costs and expenses	24,596	25,526	29,012
Income/ (loss) from operations	(24,596)	(25,526)	(29,012)
Interest expense	(13,177)	(11,596)	(11,040)
Other (expense)/income - net	16,507	15,520	5,428
Income before income taxes	(21,266)	(21,602)	(34,624)
Income tax (provision)/ benefit	6,564	6,859	12,058
Equity in net income of subsidiaries	100,681	96,574	96,603
Income from continuing operations			74,037
Discontinued Operations			(253)
Net income	85,979	81,831	73,784
Guarantor Subsidiaries [Member]
Net sales and service revenues	1,328,425	1,254,856	1,166,972
Cost of services provided and goods sold	955,628	892,596	822,788
Selling, general and administrative expenses	172,368	170,223	163,600
Depreciation	23,496	22,732	20,221
Amortization	2,496	3,253	5,145
Total costs and expenses	1,153,988	1,088,804	1,011,754
Income/ (loss) from operations	174,437	166,052	155,218
Interest expense	(587)	(363)	(565)
Other (expense)/income - net	(16,591)	(15,451)	(5,422)
Income before income taxes	157,259	150,238	149,231
Income tax (provision)/ benefit	(59,407)	(56,905)	(56,543)
Equity in net income of subsidiaries	3,001	3,308	4,043
Income from continuing operations			96,731
Net income	100,853	96,641	96,731
Non-Guarantor Subsidiaries [Member]
Net sales and service revenues	27,545	25,689	23,264
Cost of services provided and goods sold	14,856	13,420	11,786
Selling, general and administrative expenses	7,997	8,479	10,627
Depreciation	806	794	712
Total costs and expenses	23,659	22,693	23,125
Income/ (loss) from operations	3,886	2,996	139
Interest expense	(124)		6
Other (expense)/income - net	801	2,199	5,868
Income before income taxes	4,563	5,195	6,013
Income tax (provision)/ benefit	(1,734)	(1,954)	(2,098)
Income from continuing operations			3,915
Net income	2,829	3,241	3,915
Consolidating Adjustments [Member]
Net sales and service revenues
Cost of services provided and goods sold
Selling, general and administrative expenses
Depreciation
Amortization
Other operating expenses
Total costs and expenses
Income/ (loss) from operations
Interest expense
Other (expense)/income - net
Income before income taxes
Income tax (provision)/ benefit
Equity in net income of subsidiaries	(103,682)	(99,882)	(100,646)
Income from continuing operations			(100,646)
Discontinued Operations
Net income	$ (103,682)	$ (99,882)	$ (100,646)

Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries - Statement Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net cash provided by operating activities	$ 174,343	$ 86,012	$ 160,832
Capital expenditures	(29,592)	(25,639)	(21,496)
Business combinations, net of cash acquired	(3,664)	(9,469)	(1,919)
Other sources/(uses) - net	(858)	(592)	573
Net cash used by investing activities	(34,114)	(35,700)	(22,842)
Purchases of treasury stock	(147,886)	(109,330)	(4,225)
Dividends paid to shareholders	(12,538)	(11,881)	(8,157)
Proceeds from exercise of stock options	8,036	5,327	545
Realized excess tax benefit on share based compensation	3,854	3,357	1,955
Debt issuance costs	(2,657)
Change in cash overdrafts payable	(826)	(581)	2,891
Change in intercompany accounts
Net decrease in revolving line of credit			(8,200)
Repayment of long-term debt			(14,669)
Other sources/(uses) - net	(48)	297	658
Net cash used by financing activities	(152,065)	(112,811)	(29,202)
Increase/(decrease) in cash and cash equivalents	(11,836)	(62,499)	108,788
Cash and cash equivalents at beginning of year	49,917	112,416	3,628
Cash and cash equivalents at end of year	38,081	49,917	112,416
Parent Company [Member]
Net cash provided by operating activities	12,444	2,862	950
Capital expenditures	(73)	(18)	(448)
Business combinations, net of cash acquired
Other sources/(uses) - net	(191)	(157)	702
Net cash used by investing activities	(264)	(175)	254
Purchases of treasury stock	(147,791)	(109,326)	(4,225)
Dividends paid to shareholders	(12,538)	(11,881)	(8,157)
Proceeds from exercise of stock options	8,036	5,327	545
Realized excess tax benefit on share based compensation	3,854	3,357	1,955
Debt issuance costs	(2,657)
Change in cash overdrafts payable	9	1,645	19
Change in intercompany accounts	126,040	44,135	140,674
Net decrease in revolving line of credit			(8,200)
Repayment of long-term debt			(14,500)
Other sources/(uses) - net	13	49	(49)
Net cash used by financing activities	(25,034)	(66,694)	108,062
Increase/(decrease) in cash and cash equivalents	(12,854)	(64,007)	109,266
Cash and cash equivalents at beginning of year	45,324	109,331	65
Cash and cash equivalents at end of year	32,470	45,324	109,331
Guarantor Subsidiaries [Member]
Net cash provided by operating activities	158,159	81,781	153,387
Capital expenditures	(28,145)	(24,677)	(20,394)
Business combinations, net of cash acquired	(3,664)	(9,469)	(1,919)
Other sources/(uses) - net	(730)	(688)	(312)
Net cash used by investing activities	(32,539)	(34,834)	(22,625)
Purchases of treasury stock
Dividends paid to shareholders
Proceeds from exercise of stock options
Realized excess tax benefit on share based compensation
Debt issuance costs
Change in cash overdrafts payable	(835)	(2,226)	2,872
Change in intercompany accounts	(124,636)	(45,071)	(135,226)
Net decrease in revolving line of credit
Repayment of long-term debt			(169)
Other sources/(uses) - net			338
Net cash used by financing activities	(125,471)	(47,297)	(132,185)
Increase/(decrease) in cash and cash equivalents	149	(350)	(1,423)
Cash and cash equivalents at beginning of year	(1,571)	(1,221)	202
Cash and cash equivalents at end of year	(1,422)	(1,571)	(1,221)
Non-Guarantor Subsidiaries [Member]
Net cash provided by operating activities	3,740	1,369	6,495
Capital expenditures	(1,374)	(944)	(654)
Business combinations, net of cash acquired
Other sources/(uses) - net	63	253	183
Net cash used by investing activities	(1,311)	(691)	(471)
Purchases of treasury stock	(95)	(4)
Dividends paid to shareholders
Proceeds from exercise of stock options
Realized excess tax benefit on share based compensation
Debt issuance costs
Change in cash overdrafts payable
Change in intercompany accounts	(1,404)	936	(5,448)
Net decrease in revolving line of credit
Repayment of long-term debt
Other sources/(uses) - net	(61)	248	369
Net cash used by financing activities	(1,560)	1,180	(5,079)
Increase/(decrease) in cash and cash equivalents	869	1,858	945
Cash and cash equivalents at beginning of year	6,164	4,306	3,361
Cash and cash equivalents at end of year	$ 7,033	$ 6,164	$ 4,306

Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowances For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF PERIOD	$ (13,332)	[1]	$ (12,595)	[1]	$ (10,320)	[1]
(CHARGED) CREDITED TO COSTS AND EXPENSES	(8,686)	[1]	(9,118)	[1]	(10,861)	[1]
(CHARGED) CREDITED TO OTHER ACCOUNTS	(786)	[1]	(472)	[1]	(656)	[1]
DEDUCTIONS	11,280	[1],[2]	8,853	[1],[2]	9,242	[1],[2]
BALANCE AT END OF PERIOD	(11,524)	[1]	(13,332)	[1]	(12,595)	[1]
Allowances For Doubtful Accounts - Notes Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF PERIOD	(368)	[3]	(408)	[3]	(482)	[3]
(CHARGED) CREDITED TO COSTS AND EXPENSES	123	[3]	40	[3]	28	[3]
(CHARGED) CREDITED TO OTHER ACCOUNTS	(60)	[3]			44	[3]
DEDUCTIONS					2	[2],[3]
BALANCE AT END OF PERIOD	$ (305)	[3]	$ (368)	[3]	$ (408)	[3]

[1]	Classified in consolidated balance sheet as a reduction of accounts receivable.
[2]	With respect to allowances for doubtful accounts, deductions include accounts considered uncollectible or written off, payments, companies divested, etc.
[3]	Classified in consolidated balance sheet as a reduction of other assets.